UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-22245
                                                    -----------

                      First Trust Exchange-Traded Fund III
           ----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
           ----------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
           ----------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: October 31
                                              ------------

                   Date of reporting period: January 31, 2017
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2017 (UNAUDITED)

                                                                              STATED          STATED
     SHARES                            DESCRIPTION                             RATE          MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
$25 PAR PREFERRED SECURITIES - 40.9%

                  BANKS - 13.3%
         188,560  Banc Of California, Inc., Series E ...................       7.00%           (a)       $     4,642,347
         135,632  Bank of America Corp., Series CC .....................       6.20%           (a)             3,492,524
         759,155  Citigroup Capital XIII (b)............................       7.41%         10/30/40         19,601,382
          55,205  Citigroup, Inc., Series S ............................       6.30%           (a)             1,425,393
         525,254  Fifth Third Bancorp, Series I (c).....................       6.63%           (a)            14,675,597
         223,651  FNB Corp. (c).........................................       7.25%           (a)             6,702,821
       1,590,597  GMAC Capital Trust I, Series 2 (b)....................       6.69%         02/15/40         40,878,343
         500,746  Huntington Bancshares, Inc., Series D ................       6.25%           (a)            12,949,292
         699,665  KeyCorp, Series C (b).................................       8.63%           (a)            17,869,444
         474,223  KeyCorp, Series E (c).................................       6.13%           (a)            12,993,710
         545,154  People's United Financial, Inc., Series A (c) ........       5.63%           (a)            14,146,746
         145,412  PNC Financial Services Group, Inc., Series P (c) .....       6.13%           (a)             4,123,884
         798,689  Royal Bank of Scotland Group PLC, Series S ...........       6.60%           (a)            20,214,819
         388,959  Synovus Financial Corp., Series C (c).................       7.88%           (a)            10,793,612
         150,098  Valley National Bancorp, Series A (c).................       6.25%           (a)             4,202,744
          59,260  Wells Fargo & Co., Series W ..........................       5.70%           (a)             1,471,426
         105,277  Western Allliance Bancorp ............................       6.25%         07/01/56          2,616,133
         417,964  Wintrust Financial Corp., Series D (c)................       6.50%           (a)            11,264,130
         221,950  Zions Bancorporation, Series F .......................       7.90%           (a)             5,739,627
         177,463  Zions Bancorporation, Series G (c)....................       6.30%           (a)             4,800,374
                                                                                                         ---------------
                                                                                                             214,604,348
                                                                                                         ---------------

                  CAPITAL MARKETS - 9.2%
         598,313  Apollo Investment Corp. ..............................       6.63%         10/15/42         15,071,504
         574,223  Apollo Investment Corp. ..............................       6.88%         07/15/43         14,878,118
         202,404  BGC Partners, Inc. ...................................       8.13%         06/15/42          5,209,879
       1,202,940  Goldman Sachs Group, Inc., Series K (c)...............       6.38%           (a)            32,142,557
         718,156  Morgan Stanley, Series E (c)..........................       7.13%           (a)            20,654,167
       1,208,967  Morgan Stanley, Series F (c)..........................       6.88%           (a)            33,294,951
         228,784  Morgan Stanley, Series I (c)..........................       6.38%           (a)             6,060,488
         182,000  Morgan Stanley, Series K (c)..........................       5.85%           (a)             4,571,840
          33,607  Raymond James Financial, Inc. ........................       6.90%         03/15/42            854,626
         138,621  Solar Capital Ltd. ...................................       6.75%         11/15/42          3,473,842
         285,271  State Street Corp., Series G (c)......................       5.35%           (a)             7,265,852
         187,214  Stifel Financial Corp., Series A .....................       6.25%           (a)             4,848,843
                                                                                                         ---------------
                                                                                                             148,326,667
                                                                                                         ---------------

                  CONSUMER FINANCE - 0.1%
          60,630  Capital One Financial Corp., Series D ................       6.70%           (a)             1,647,923
                                                                                                         ---------------

                  DIVERSIFIED FINANCIAL SERVICES - 1.0%
         633,623  KKR Financial Holdings LLC, Series A .................       7.38%           (a)            16,480,534
                                                                                                         ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 1.4%
         736,682  Qwest Corp. ..........................................       6.88%         10/01/54         18,910,627
         120,621  Qwest Corp. ..........................................       6.50%         09/01/56          2,973,308
                                                                                                         ---------------
                                                                                                              21,883,935
                                                                                                         ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

                                                                              STATED          STATED
     SHARES                            DESCRIPTION                             RATE          MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
$25 PAR PREFERRED SECURITIES (CONTINUED)

                  ELECTRIC UTILITIES - 0.2%
          92,649  SCE Trust V, Series K (c).............................       5.45%           (a)       $     2,468,169
                                                                                                         ---------------

                  EQUITY REAL ESTATE INVESTMENT TRUSTS - 3.0%
         178,760  American Homes 4 Rent, Series D ......................       6.50%           (a)             4,424,310
         476,786  American Homes 4 Rent, Series E ......................       6.35%           (a)            11,724,168
         220,321  EPR Properties, Series F .............................       6.63%           (a)             5,569,715
          66,276  National Retail Properties, Inc., Series D ...........       6.63%           (a)             1,675,457
         973,598  VEREIT, Inc., Series F ...............................       6.70%           (a)            24,622,293
                                                                                                         ---------------
                                                                                                              48,015,943
                                                                                                         ---------------

                  FOOD PRODUCTS - 1.8%
         485,426  CHS, Inc., Series 2 (c)...............................       7.10%           (a)            13,344,361
         462,952  CHS, Inc., Series 3 (c)...............................       6.75%           (a)            12,481,186
         138,308  CHS, Inc., Series 4 ..................................       7.50%           (a)             3,782,724
                                                                                                         ---------------
                                                                                                              29,608,271
                                                                                                         ---------------

                  INSURANCE - 6.9%
          20,302  Aegon N.V. ...........................................       6.38%           (a)               514,453
         689,694  Aegon N.V. ...........................................       8.00%         02/15/42         17,725,136
          31,094  Amtrust Financial Services, Inc. .....................       7.25%         06/15/55            802,847
         197,168  Amtrust Financial Services, Inc. .....................       7.50%         09/15/55          5,094,821
          50,060  Amtrust Financial Services, Inc., Series F ...........       6.95%           (a)             1,203,943
          42,700  Aspen Insurance Holdings Ltd. ........................       5.63%           (a)               982,100
         424,271  Aspen Insurance Holdings Ltd. (c).....................       5.95%           (a)            11,137,114
          57,289  Aspen Insurance Holdings Ltd. ........................       7.25%           (a)             1,478,056
         188,036  Berkley (WR) Corp. ...................................       5.75%         06/01/56          4,663,293
         445,203  Delphi Financial Group, Inc. (c) (d)..................       7.38%         05/15/37          9,989,242
         490,909  Global Indemnity Ltd. ................................       7.75%         08/15/45         12,336,543
          35,851  Maiden Holdings North America Ltd. ...................       8.00%         03/27/42            911,960
         281,843  National General Holdings Corp. ......................       7.63%         09/15/55          7,201,089
          77,360  National General Holdings Corp., Series C ............       7.50%           (a)             1,952,566
         477,392  PartnerRe Ltd., Series H .............................       7.25%           (a)            13,295,367
         145,304  Phoenix Companies, Inc. ..............................       7.45%         01/15/32          2,669,961
         649,125  Reinsurance Group of America, Inc. (c)................       5.75%         06/15/56         17,396,550
          73,034  Torchmark Corp. ......................................       6.13%         06/15/56          1,878,435
                                                                                                         ---------------
                                                                                                             111,233,476
                                                                                                         ---------------

                  INTERNET SOFTWARE & SERVICES - 0.7%
         432,080  eBay, Inc. ...........................................       6.00%         02/01/56         11,195,193
                                                                                                         ---------------

                  MORTGAGE REAL ESTATE INVESTMENT TRUSTS - 0.4%
         258,646  MFA Financial, Inc. ..................................       8.00%         04/15/42          6,556,676
                                                                                                         ---------------

                  MULTI-UTILITIES - 0.6%
          85,187  Integrys Holding, Inc. (c)............................       6.00%         08/01/73          2,198,889
         283,000  Just Energy Group, Inc., Series A (c).................       8.50%           (a)             7,075,000
                                                                                                         ---------------
                                                                                                               9,273,889
                                                                                                         ---------------

                  OIL, GAS & CONSUMABLE FUELS - 0.8%
         183,922  NuStar Energy L.P., Series A (c)......................       8.50%           (a)             4,910,717


                        See Notes to Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

                                                                              STATED          STATED
     SHARES                            DESCRIPTION                             RATE          MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
$25 PAR PREFERRED SECURITIES (CONTINUED)

                  OIL, GAS & CONSUMABLE FUELS (CONTINUED)
         305,571  NuStar Logistics, L.P. (c)............................       7.63%         01/15/43    $     7,944,846
                                                                                                         ---------------
                                                                                                              12,855,563
                                                                                                         ---------------

                  WIRELESS TELECOMMUNICATION SERVICES - 1.5%
         136,684  United States Cellular Corp. .........................       7.25%         12/01/63          3,587,955
         749,191  United States Cellular Corp. .........................       7.25%         12/01/64         19,853,562
                                                                                                         ---------------
                                                                                                              23,441,517
                                                                                                         ---------------
                  TOTAL $25 PAR PREFERRED SECURITIES...................................................      657,592,104
                  (Cost $659,549,671)                                                                    ---------------

$50 PAR PREFERRED SECURITIES - 0.4%

                  CONSUMER FINANCE - 0.4%
         127,969  SLM Corp., Series A ..................................       6.97%           (a)             6,462,435
                  (Cost $6,131,937)                                                                      ---------------

$100 PAR PREFERRED SECURITIES - 1.3%

                  BANKS - 0.5%
           1,600  Agribank FCB (c) (d)..................................       6.88%           (a)               170,500
          11,500  CoBank ACB, Series F (c)..............................       6.25%           (a)             1,175,875
          11,180  CoBank ACB, Series G .................................       6.13%           (a)             1,090,749
          12,205  Cobank ACB, Series H (c)..............................       6.20%           (a)             1,241,478
          33,340  Farm Credit Bank Of Texas (c) (d).....................       6.75%           (a)             3,509,035
                                                                                                         ---------------
                                                                                                               7,187,637
                                                                                                         ---------------

                  CONSUMER FINANCE - 0.8%
         234,220  SLM Corp., Series B (b)...............................       2.66%           (a)            13,482,289
                                                                                                         ---------------
                  TOTAL $100 PAR PREFERRED SECURITIES..................................................       20,669,926
                  (Cost $17,535,785)                                                                     ---------------

$1,000 PAR PREFERRED SECURITIES - 3.4%

                  BANKS - 2.7%
           2,500  AgStar Financial Services ACA (c) (e).................       6.75%           (a)             2,652,969
          18,000  Farm Credit Bank Of Texas, Series 1 (d)...............      10.00%           (a)            21,645,000
          19,100  First Tennessee Bank (b) (e)..........................       3.75%           (a)            13,179,000
           4,556  Sovereign Real Estate Investment Trust (e)............      12.00%           (a)             5,666,525
                                                                                                         ---------------
                                                                                                              43,143,494
                                                                                                         ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%
           2,862  Centaur Funding Corp. (e).............................       9.08%         04/21/20          3,391,470
                                                                                                         ---------------

                  INSURANCE - 0.5%
          10,366  XLIT Ltd., Series D (b)...............................       4.14%           (a)             8,318,715
                                                                                                         ---------------
                  TOTAL $1,000 PAR PREFERRED SECURITIES................................................       54,853,679
                  (Cost $55,040,657)                                                                     ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

      PAR                                                                     STATED          STATED
     AMOUNT                            DESCRIPTION                             RATE          MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
CAPITAL PREFERRED SECURITIES - 51.9%

                  BANKS - 22.2%
$      7,500,000  Australia & New Zealand Banking Group
                     Ltd. (c) (f) (g)...................................       6.75%           (a)       $     7,971,382
      22,000,000  Banco Bilbao Vizcaya Argentaria S.A. (c) (g)..........       9.00%           (a)            23,014,002
       1,000,000  Banco do Brasil S.A. (c) (f) (g)......................       9.00%           (a)             1,015,000
      10,600,000  Banco Mercantil Del Norte S.A. (c) (f) (g)............       5.75%         10/04/31          9,884,500
      17,000,000  Bank of America Corp., Series DD (c)..................       6.30%           (a)            18,232,500
      15,500,000  Bank of America Corp., Series Z (c)...................       6.50%           (a)            16,643,125
             566  Barclays PLC (c) (g)..................................       6.63%           (a)                   545
       5,000,000  Barclays PLC (c) (g)..................................       7.88%           (a)             5,144,250
      10,000,000  Barclays PLC (c) (g)..................................       8.25%           (a)            10,461,780
       8,000,000  BNP Paribas S.A. (c) (f) (g)..........................       7.63%           (a)             8,420,000
       1,007,000  BPCE S.A. (c).........................................      12.50%           (a)             1,236,093
         500,000  BPCE S.A. (c) (f).....................................      12.50%           (a)               613,750
      10,000,000  Citigroup, Inc., Series R (c).........................       6.13%           (a)            10,517,500
       4,000,000  Citigroup, Inc., Series T (c).........................       6.25%           (a)             4,230,000
       2,616,000  Citizens Financial Group, Inc. (c)....................       5.50%           (a)             2,634,312
      13,200,000  CoBank ACB, Series I (c)..............................       6.25%           (a)            13,979,777
       1,500,000  Cooperatieve Rabobank UA (c)..........................      11.00%           (a)             1,760,625
       6,621,000  Cooperatieve Rabobank UA (c) (f)......................      11.00%           (a)             7,771,399
      15,500,000  Credit Agricole S.A. (c) (f) (g)......................       8.13%           (a)            16,521,837
       6,000,000  Credit Agricole S.A. (c)..............................       8.38%           (a)             6,634,680
      13,251,000  Credit Agricole S.A. (c) (f)..........................       8.38%           (a)            14,652,691
       5,000,000  Dresdner Funding Trust I .............................       8.15%         06/30/31          5,792,605
       2,000,000  HBOS Capital Funding L.P. ............................       6.85%           (a)             2,038,000
       5,000,000  ING Groep N.V. (c) (g)................................       6.88%           (a)             5,045,250
      10,025,000  Intesa Sanpaolo S.p.A. (c) (f) (g)....................       7.70%           (a)             9,197,937
       7,663,000  JPMorgan Chase & Co., Series S (c)....................       6.75%           (a)             8,396,043
       8,088,000  Lloyds Bank PLC (c)...................................      12.00%           (a)            10,736,820
       3,000,000  Lloyds Banking Group PLC (c) (g)......................       7.50%           (a)             3,119,370
       9,498,000  Macquarie Bank Ltd. (c) (g)...........................      10.25%         06/20/57          9,811,320
       1,000,000  Natixis S.A. (c)......................................      10.00%           (a)             1,082,500
       3,000,000  Natixis S.A. (c) (f)..................................      10.00%           (a)             3,247,500
       3,785,000  NIBC Bank N.V. .......................................       7.63%           (a)             3,850,197
       9,500,000  PNC Financial Services Group, Inc. (c)................       6.75%           (a)            10,450,000
       1,000,000  Royal Bank Of Scotland Group PLC (c)..................       7.65%           (a)             1,160,750
       3,000,000  Royal Bank Of Scotland Group PLC (c) (g)..............       8.00%           (a)             2,917,890
      20,000,000  Royal Bank Of Scotland Group PLC (c) (g)..............       8.63%           (a)            20,700,000
      22,200,000  Societe Generale S.A. (c) (f) (g).....................       7.38%           (a)            22,296,570
      10,000,000  Societe Generale S.A. (c) (g).........................       8.25%           (a)            10,425,000
      11,000,000  Standard Chartered PLC (c) (f) (g)....................       7.50%           (a)            11,066,000
      20,691,000  Wells Fargo & Co., Series K (c).......................       7.98%           (a)            21,751,414
       6,000,000  Wells Fargo & Co., Series U (c).......................       5.88%           (a)             6,386,250
       6,000,000  Zions Bancorporation, Series J (c)....................       7.20%           (a)             6,465,000
                                                                                                         ---------------
                                                                                                             357,276,164
                                                                                                         ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

      PAR                                                                     STATED          STATED
     AMOUNT                            DESCRIPTION                             RATE          MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
CAPITAL PREFERRED SECURITIES (CONTINUED)

                  CAPITAL MARKETS - 2.4%
$      6,879,000  Aberdeen Asset Management PLC ........................       7.00%           (a)       $     7,151,195
      10,000,000  Credit Suisse Group AG (c) (f) (g)....................       7.50%           (a)            10,608,150
       2,000,000  E*Trade Financial Corp., Series A (c).................       5.88%           (a)             2,005,000
       7,500,000  Goldman Sachs Group, Inc., Series L (c)...............       5.70%           (a)             7,750,500
       3,000,000  UBS Group AG (c) (g)..................................       6.88%           (a)             3,086,487
       7,000,000  UBS Group AG (c) (g)..................................       7.13%           (a)             7,236,355
                                                                                                         ---------------
                                                                                                              37,837,687
                                                                                                         ---------------

                  DIVERSIFIED FINANCIAL SERVICES - 0.2%
       4,000,000  Glen Meadow Pass-Through Trust (c) (f)................       6.51%         02/12/67          3,420,000
                                                                                                         ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 1.1%
      11,882,000  Koninklijke KPN N.V. (c) (f)..........................       7.00%         03/28/73         12,832,560
       3,900,000  Koninklijke KPN N.V. (c)..............................       7.00%         03/28/73          4,212,000
                                                                                                         ---------------
                                                                                                              17,044,560
                                                                                                         ---------------

                  ELECTRIC UTILITIES - 7.2%
      40,000,000  Emera, Inc., Series 16-A (c)..........................       6.75%         06/15/76         43,800,000
      30,975,000  Enel S.p.A. (c) (f)...................................       8.75%         09/24/73         35,388,937
       3,375,000  Nextera Energy Capital Holdings, Inc., Series D ......       7.30%         09/01/67          3,403,687
      23,893,000  PPL Capital Funding, Inc., Series A (c)...............       6.70%         03/30/67         22,101,025
       1,359,000  Southern California Edison Co., Series E (c)..........       6.25%           (a)             1,496,939
       9,700,000  Southern (The) Co., Series B (c)......................       5.50%         03/15/57         10,047,503
                                                                                                         ---------------
                                                                                                             116,238,091
                                                                                                         ---------------

                  ENERGY EQUIPMENT & SERVICES - 1.3%
      19,897,000  Transcanda Trust, Series 16-A (c).....................       5.88%         08/15/76         21,041,078
                                                                                                         ---------------

                  FOOD PRODUCTS - 2.1%
       6,200,000  Dairy Farmers of America (e)..........................       7.13%           (a)             6,618,500
       3,000,000  Land O'Lakes Capital Trust I (f)......................       7.45%         03/15/28          3,382,500
      12,000,000  Land O'Lakes, Inc. (e)................................       8.00%           (a)            12,540,000
      10,000,000  Land O'Lakes, Inc. (e)................................       8.00%           (a)            10,450,000
                                                                                                         ---------------
                                                                                                              32,991,000
                                                                                                         ---------------

                  INDEPENDENT POWER AND RENEWABLE ELECTRICITY
                     PRODUCERS - 0.2%
       1,250,000  AES Gener S.A. (c)....................................       8.38%         12/18/73          1,334,750
       1,500,000  AES Gener S.A. (c) (f)................................       8.38%         12/18/73          1,601,700
                                                                                                         ---------------
                                                                                                               2,936,450
                                                                                                         ---------------

                  INDUSTRIAL CONGLOMERATES - 0.6%
      10,000,000  General Electric Co., Series D (c)....................       5.00%           (a)            10,412,500
                                                                                                         ---------------

                  INSURANCE - 11.1%
       2,800,000  AG Insurance S.A. N.V. (c)............................       6.75%           (a)             2,962,215
      20,470,000  Aquarius & Investments PLC for Swiss
                     Reinsurance Co.,Ltd. (c)...........................       8.25%           (a)            21,902,900
      10,019,000  Assured Guaranty Municipal Holdings, Inc. (c) (f).....       6.40%         12/15/66          8,290,722


                        See Notes to Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

      PAR                                                                     STATED          STATED
     AMOUNT                            DESCRIPTION                             RATE          MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
CAPITAL PREFERRED SECURITIES (CONTINUED)

                  INSURANCE (CONTINUED)
$      1,000,000  Aviva PLC ............................................       8.25%           (a)       $     1,044,380
       1,100,000  Catlin Insurance Co., Ltd. (b)........................       4.00%           (a)               984,500
      32,602,000  Catlin Insurance Co., Ltd. (b) (f)....................       4.00%           (a)            29,178,790
         500,000  Cloverie PLC for Zurich Insurance Co., Ltd. (c) ......       8.25%           (a)               526,525
       4,200,000  CNP Assurances (c)....................................       6.88%           (a)             4,486,621
       1,100,000  CNP Assurances (c)....................................       7.50%           (a)             1,173,562
       5,000,000  Dai-ichi Life Insurance Co., Ltd. (c) (f).............       4.00%           (a)             4,725,000
         505,000  Everest Reinsurance Holdings, Inc. (c)................       6.60%         05/15/37            445,662
       6,201,000  Friends Life Holdings PLC (c).........................       7.88%           (a)             6,697,080
       1,000,000  Hartford Financial Services Group, Inc. (c)...........       8.13%         06/15/38          1,072,500
      21,702,000  La Mondiale SAM (c)...................................       7.63%           (a)            23,337,246
       5,260,000  Liberty Mutual Group, Inc. (c) (f)....................       7.00%         03/15/37          5,102,200
       6,128,000  Liberty Mutual Group, Inc. (c) (f)....................       7.80%         03/15/37          7,016,560
         465,000  Liberty Mutual Group, Inc. (c) (f)....................      10.75%         06/15/58            707,963
       5,000,000  Metlife Capital Trust X (c) (f).......................       9.25%         04/08/38          6,937,500
      13,565,000  Mitsui Sumitomo Insurance Co., Ltd. (c) (f)...........       7.00%         03/15/72         15,431,137
       1,100,000  Nationwide Financial Services, Inc. ..................       6.75%         05/15/37          1,149,500
      10,506,000  QBE Insurance Group Ltd. (c)..........................       6.75%         12/02/44         11,215,155
      14,000,000  QBE Insurance Group, Ltd. (c) (f).....................       7.50%         11/24/43         15,575,000
       8,600,000  Sirius International Group Ltd. (c) (e)...............       7.51%           (a)             8,772,000
                                                                                                         ---------------
                                                                                                             178,734,718
                                                                                                         ---------------

                  METALS & MINING - 0.5%
       7,500,000  BHP Billiton Finance USA Ltd. (c) (f).................       6.75%         10/19/75          8,514,375
                                                                                                         ---------------

                  OIL, GAS & CONSUMABLE FUELS - 2.0%
      19,871,441  Enbridge Energy Partners L.P. (c).....................       8.05%         10/01/37         19,374,655
       2,581,594  Enterprise Products Operating LLC, Series A (b).......       4.74%         08/01/66          2,520,539
      10,500,000  Enterprise Products Operating LLC, Series B (c).......       7.03%         01/15/68         10,971,135
                                                                                                         ---------------
                                                                                                              32,866,329
                                                                                                         ---------------

                  TRANSPORTATION INFRASTRUCTURE - 1.0%
      15,000,000  AerCap Global Aviation Trust (c) (f)..................       6.50%         06/15/45         15,525,000
                                                                                                         ---------------
                  TOTAL CAPITAL PREFERRED SECURITIES...................................................      834,837,952
                  (Cost $822,203,993)                                                                    ---------------


     SHARES                                            DESCRIPTION                                            VALUE
----------------  -------------------------------------------------------------------------------------  ---------------
CLOSED-END FUNDS - 0.1%

                  CAPITAL MARKETS - 0.1%
          40,540  Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc...........................        1,012,689
                  (Cost $914,559)                                                                        ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

                                                       DESCRIPTION                                            VALUE
                  -------------------------------------------------------------------------------------  ---------------
                  TOTAL INVESTMENTS - 98.0%............................................................  $ 1,575,428,785
                  (Cost $1,561,376,602) (h)

                  NET OTHER ASSETS AND LIABILITIES - 2.0%..............................................       32,785,496
                                                                                                         ---------------
                  NET ASSETS - 100.0%..................................................................  $ 1,608,214,281
                                                                                                         ===============

-----------------------------

(a)   Perpetual maturity.

(b) Floating rate security. The interest rate shown reflects the rate in effect at January 31, 2017.

(c) Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2017. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(d) Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by Stonebridge Advisors LLC, the Fund's sub-advisor (the "Sub-Advisor").

(e) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the Notes to Portfolio of Investments).

(f) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by the Sub-Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At January 31, 2017, securities noted as such amounted to $289,959,160 or 18.0% of net assets.

(g) This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At January 31, 2017, securities noted as such amounted to $197,943,625 or 12.3% of net assets. Of these securities, 5.5% originated in emerging markets, and 94.5% originated in foreign markets.

(h) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $29,208,781 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $15,156,598.


                        See Notes to Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of January 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2       LEVEL 3
                                                        TOTAL         LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                       VALUE AT        QUOTED      OBSERVABLE   UNOBSERVABLE
                                                      1/31/2017        PRICES        INPUTS        INPUTS
                                                    --------------  ------------  ------------  ------------
$25 Par Preferred Securities:
   Insurance......................................  $  111,233,476  $ 98,574,273  $ 12,659,203  $         --
   Multi-Utilities................................       9,273,889     9,273,889            --
   Other Industry Categories*.....................     537,084,739   537,084,739            --            --
$50 Par Preferred Securities*.....................       6,462,435     6,462,435            --            --
$100 Par Preferred Securities:
   Banks..........................................       7,187,637            --     7,187,637            --
   Consumer Finance...............................      13,482,289    13,482,289            --            --
$1,000 Par Preferred Securities*..................      54,853,679            --    54,853,679            --
Capital Preferred Securities*.....................     834,837,952            --   834,837,952            --
Closed-End Funds*.................................       1,012,689     1,012,689            --            --
                                                    --------------  ------------  ------------  ------------
Total Investments.................................  $1,575,428,785  $656,616,425  $918,812,360  $         --
                                                    ==============  ============  ============  ============

* See the Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2017.


                        See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                          JANUARY 31, 2017 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund III (the "Trust") is a non-diversified open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of ten funds that are offering shares. This report covers the First Trust Preferred Securities and Income ETF (the "Fund"), which trades under the ticker FPE on the NYSE Arca, Inc.

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Preferred stocks, real estate investment trust ("REITs") and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Bonds, notes and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                          JANUARY 31, 2017 (UNAUDITED)


Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the "1933 Act")) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

            1)    the type of security;

            2)    the size of the holding;

            3)    the initial cost of the security;

            4)    transactions in comparable securities;

            5)    price quotes from dealers and/or third-party pricing services;

            6)    relationships among various securities;

            7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

            8)    an analysis of the issuer's financial statements; and

            9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

            1) the value of similar foreign securities traded on other foreign markets;

            2)    ADR trading of similar securities;

            3)    closed-end fund trading of similar securities;

            4)    foreign currency exchange activity;

            5) the trading prices of financial products that are tied to baskets of foreign securities;

            6) factors relating to the event that precipitated the pricing problem;

            7)    whether the event is likely to recur; and

            8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2017, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                          JANUARY 31, 2017 (UNAUDITED)


C. RESTRICTED SECURITIES

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of January 31, 2017, the Fund held restricted securities as shown in the following table that Stonebridge Advisors LLC ("Stonebridge" or the "Sub-Advisor") has deemed illiquid pursuant to procedures adopted by the Trust's Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

                                                                                                                          % OF
                                                ACQUISITION     SHARES/       CURRENT       CARRYING                      NET
SECURITY                                            DATE       PAR AMOUNT      PRICE          COST         VALUE         ASSETS
----------------------------------------------  ------------  ------------  ------------  ------------  ------------  ------------
AgStar Financial Services ACA, 6.75%              7/31/15            2,500  $   1,061.19  $  2,631,250  $  2,652,969      0.16%
                                                 9/27/16 -
Centaur Funding Corp., 9.08%, 4/21/20             12/15/16           2,862      1,185.00     3,308,960     3,391,470      0.21
                                                 9/15/16 -
Dairy Farmers of America, 7.13%                   10/4/16     $  6,200,000          1.07     6,233,750     6,618,500      0.41
                                                   6/8/16
First Tennessee Bank, 3.75%                       -10/5/16          19,100        690.00    13,009,500    13,179,000      0.82
                                                  7/9/15 -
Land O' Lakes, Inc., 8.00%                        8/10/16     $ 12,000,000          1.05    12,293,875    12,540,000      0.78
                                                 4/11/16 -
Land O' Lakes, Inc., 8.00%                        8/30/16     $ 10,000,000          1.05    10,300,000    10,450,000      0.65
                                                  8/6/14 -
Sirius International Group Ltd., 7.51%             6/1/16     $  8,600,000          1.02     8,913,250     8,772,000      0.55
Sovereign Real Estate Investment Trust, 12.00%   5/12/14 -
                                                  3/22/16            4,556      1,243.75     5,906,010     5,666,525      0.35
                                                                                          ------------  ------------     -----
                                                                                          $ 62,596,595  $ 63,270,464      3.93%
                                                                                          ============  ============     =====

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2017 (UNAUDITED)

   PRINCIPAL                                                                  STATED          STATED
     VALUE                             DESCRIPTION                            COUPON         MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
MUNICIPAL BONDS - 94.7%

                  ARIZONA - 4.1%
$        250,000  AZ St Indl Dev Auth Ed Rev Ref Basis Schs Projs,
                     Ser A (a) .........................................       4.00%         07/01/21    $       253,428
         300,000  AZ St Indl Dev Auth Ed Rev Ref Basis Schs Projs,
                     Ser A (a) .........................................       5.00%         07/01/26            316,578
         250,000  Glendale AZ Indl Dev Auth Sr Living Facs Rev Ref Royal
                     Oaks Life Care Cmnty ..............................       4.00%         05/15/28            260,630
         500,000  Maricopa Cnty AZ Indl Dev Auth Ed Rev Ref Horizon
                     Cmnty Learning Ctr Proj ...........................       5.00%         07/01/35            523,290
         500,000  Maricopa Cnty AZ Indl Dev Auth Ed Rev Ref Paradise
                     Schs Projs Paragon Mgmt Inc (a) ...................       4.00%         07/01/26            500,375
         600,000  Mobile AL Impt Dist Sales Tax Rev Mcgowin Park Proj,
                     Ser A .............................................       5.00%         08/01/25            615,060
         500,000  Phoenix AZ Indl Dev Auth Ed Rev Fac Legacy Traditional
                     Schs Projs, Ser A (a) .............................       4.00%         07/01/26            486,585
         500,000  Pima Cnty AZ Indl Dev Auth Ed Rev Ref Fac American
                     Leadership Academy Proj (a) .......................       4.60%         06/15/25            502,735
         200,000  Student & Academic Svcs LLC AZ Lease Rev Northern AZ
                     Capital Facs Fin Corp, BAM ........................       5.00%         06/01/21            225,460
                                                                                                         ---------------
                                                                                                               3,684,141
                                                                                                         ---------------

                  CALIFORNIA - 8.6%
         320,000  Abag CA Fin Auth For Nonprofit Corps Ref Episcopal
                     Sr Cmntys, Ser B ..................................       5.00%         07/01/23            353,251
         275,000  CA Pub Fin Auth Rev Ref Henry Mayo Newhall Hosp ......       5.00%         10/15/29            302,019
       1,000,000  CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace
                     Academy Proj (a) ..................................       4.00%         07/01/26            986,850
       1,000,000  CA St Ref Various Purpose ............................       5.00%         09/01/34          1,149,230
         500,000  CA Stwd Cmntys Dev Auth Rev Ref Lancer Edl Student
                     Hsg Proj, Ser A (d)................................       4.00%         06/01/21            506,955
         500,000  Foothill-De Anza CA Cmnty Clg Dist Ref, COPS .........       5.00%         04/01/32            572,760
         340,000  Golden St Tobacco Securitization Corp CA Tobacco
                     Settlement Asset-Backed Sr, Ser A-1................       4.50%         06/01/27            342,581
       1,360,000  Hawthorne CA Cmnty Redev Agy Successor Agy Tax
                     Allocation Ref Sub, AGM ...........................       5.00%         09/01/32          1,561,008
         210,000  La Verne CA Ref Brethren Hillcrest Homes, COPS .......       5.00%         05/15/22            230,586
          45,000  Long Beach CA Bond Fin Auth Nat Gas Purchase Rev,
                     Ser A .............................................       5.25%         11/15/23             51,917
         325,000  Menifee CA Union Sch Dist Pub Fing Auth Spl Tax Rev
                     Ref, Ser A ........................................       5.00%         09/01/28            369,616


                        See Notes to Portfolio of Investments

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

   PRINCIPAL                                                                  STATED          STATED
     VALUE                             DESCRIPTION                            COUPON         MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
MUNICIPAL BONDS (CONTINUED)

                  CALIFORNIA (CONTINUED)
$        350,000  Rancho Cordova CA Ref City Hall & City Operations,
                     Ser A, AGM, COPS ..................................       5.00%         02/01/32    $       393,641
         860,000  River Islands CA Pub Fing Auth Spl Tax Ref Cmnty Facs
                     Dist #2003-1 ......................................       5.38%         09/01/31            904,995
                                                                                                         ---------------
                                                                                                               7,725,409
                                                                                                         ---------------

                  COLORADO - 5.7%
         500,000  Base Vlg Met Dist #2 CO Ref, Ser A (b) ...............       5.50%         12/01/36            503,115
         605,000  CO St Hlth Facs Auth Rev Ref Covenant Retirement
                     Cmntys, Ser A .....................................       5.00%         12/01/27            639,364
         500,000  CO St Hlth Facs Auth Rev Ref Covenant Retirement
                     Cmntys, Ser A .....................................       5.00%         12/01/33            516,280
         120,000  CO St Hlth Facs Auth Rev Vail Valley Med Ctr Proj ....       5.00%         01/15/24            138,780
         500,000  Copperleaf CO Met Dist #2 Ref (b).....................       5.25%         12/01/30            510,600
       1,000,000  Denver City & Cnty CO Arpt Rev Sys, Ser B ............       4.00%         11/15/31          1,052,150
          90,000  Denver CO Convention Ctr Hotel Auth Rev Ref Sr .......       5.00%         12/01/24            102,944
          55,000  E-470 CO Pub Highway Auth Capital Appreciation Sr,
                     Ser B, NATL-RE ....................................        (c)          09/01/22             46,049
         250,000  Harvest Junction CO Met Dist Ref & Impt ..............       5.00%         12/01/30            260,492
          60,000  Harvest Junction CO Met Dist Ref & Impt ..............       5.38%         12/01/37             62,381
          30,000  Park Creek CO Met Dist Rev Sr, Ser A, NATL-RE ........       5.00%         12/01/24             34,655
         500,000  Parker Homestead Met Dist CO Ref (b)..................       5.63%         12/01/44            524,955
         160,000  Pub Auth For CO St Energy Nat Gas Purchase Rev .......       6.13%         11/15/23            191,125
         500,000  Southglenn CO Met Dist Spl Rev Ref (b)................       5.00%         12/01/30            508,385
                                                                                                         ---------------
                                                                                                               5,091,275
                                                                                                         ---------------

                  FLORIDA - 10.1%
          80,000  Alachua Cnty FL Hlth Facs Auth Shands Teaching
                     Hosp & Clinics, Ser A .............................       5.00%         12/01/26             90,371
         200,000  Belle Isle FL Chrt Sch Lease Rev Cornerstone Chrt
                     Academy & Cornerstone Chrt High Sch ...............       5.50%         10/01/22            209,710
         300,000  Bexley CDD FL Spl Assmnt Rev .........................       4.10%         05/01/26            283,806
         605,000  Broward Cnty FL Fuel Sys Rev Ft Lauderdale Fuel Facs,
                     Ser A, AGM, AMT ...................................       5.00%         04/01/22            682,162
         250,000  Citizens Property Insurance Corp. FL, Ser A-1 ........       5.00%         06/01/22            285,708
          25,000  Escambia Cnty FL Hlth Facs Auth Baptist Hosp Inc Proj,
                     Ser A .............................................       5.00%         08/15/19             26,741
         280,000  Escambia Cnty FL Hlth Facs Auth Baptist Hosp Inc Proj,
                     Ser A .............................................       5.50%         08/15/24            308,834
         600,000  Harmony FL CDD Capital Impt Rev Ref, Ser 2015 ........       4.75%         05/01/25            588,732


                        See Notes to Portfolio of Investments

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

   PRINCIPAL                                                                  STATED          STATED
     VALUE                             DESCRIPTION                            COUPON         MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
MUNICIPAL BONDS (CONTINUED)

                  FLORIDA (CONTINUED)
$         50,000  Hollywood FL Cmnty Redev Agy Redev Rev Ref ...........       5.00%         03/01/23    $        56,555
       1,080,000  Lakeland FL Hosp Sys Rev Lakeland Regl Hlth ..........       5.00%         11/15/33          1,173,377
         500,000  Manatee Cnty FL Sch Brd Ref, Ser A, BAM, COPS ........       5.00%         07/01/27            577,460
       1,400,000  Mediterra FL S CDD Capital Impt Rev Ref ..............       5.10%         05/01/31          1,468,208
         500,000  Miami FL Hlth Facs Auth Ref Miami Jewish Hlth Sys
                     Oblig Grp .........................................       5.00%         07/01/23            542,425
         520,000  Miami FL Hlth Facs Auth Ref Miami Jewish Hlth Sys
                     Oblig Grp .........................................       5.00%         07/01/25            561,829
         825,000  Orange Cnty FL Hlth Facs Auth Rev Ref Presbyterian
                     Retirement Cmntys .................................       5.00%         08/01/31            901,890
          55,000  Port Saint Lucie FL Cmnty Redev Agy Rev Ref ..........       5.00%         01/01/23             63,722
         120,000  Sarasota Cnty FL Hlth Facs Auth Retirement Fac Rev Ref
                     Vlg of Isle Proj ..................................       5.00%         01/01/26            131,174
         235,000  Seven Oaks FL Cmnty Dev Dist Spl Assmnt Rev Ref Sr,
                     Ser A-1 ...........................................       4.00%         05/01/24            247,060
         230,000  Seven Oaks FL Cmnty Dev Dist Spl Assmnt Rev Ref Sr,
                     Ser B-1 ...........................................       4.00%         05/01/24            241,804
         195,000  Tampa FL Hosp Rev Ref H Lee Moffitt Cancer Ctr Proj,
                     Ser B .............................................       5.00%         07/01/29            218,774
         100,000  UCF Stadium Corp FL Rev Ref, Ser A ...................       5.00%         03/01/24            115,492
         300,000  Vlg FL CDD #12 Spl Assmnt Rev ........................       2.88%         05/01/21            289,662
                                                                                                         ---------------
                                                                                                               9,065,496
                                                                                                         ---------------

                  GEORGIA - 1.1%
         315,000  East Point GA Tax Allocation Ref .....................       5.00%         08/01/21            345,750
          40,000  Gainesville & Hall Cnty GA Hosp Auth Ref NE GA Hlth
                     Sys Inc Proj, Ser A ...............................       5.00%         02/15/26             46,210
         560,000  Priv Clgs & Univs Auth GA Mercer Univ Proj, Ser C ....       5.25%         10/01/27            610,182
                                                                                                         ---------------
                                                                                                               1,002,142
                                                                                                         ---------------

                  GUAM - 0.4%
         325,000  Guam Pwr Auth Rev Ref, Ser A, AGM ....................       5.00%         10/01/20            358,254
                                                                                                         ---------------

                  HAWAII - 0.3%
         170,000  HI St Dept of Budget & Fin Spl Purpose Rev Ref HI
                     Pacific Hlth Oblig Group, Ser B ...................       5.00%         07/01/30            188,646
         110,000  HI St Pacific Hlth Spl Purpose Rev, Ser B ............       5.63%         07/01/30            122,160
                                                                                                         ---------------
                                                                                                                 310,806
                                                                                                         ---------------

                  IDAHO - 0.6%
         500,000  ID St Hlth Facs Auth Rev Trinity Hlth Ref, Ser D .....       5.00%         12/01/33            550,690
                                                                                                         ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

   PRINCIPAL                                                                  STATED          STATED
     VALUE                             DESCRIPTION                            COUPON         MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
MUNICIPAL BONDS (CONTINUED)

                  ILLINOIS - 2.4%
$        305,000  Chicago IL O'Hare International Arpt Rev Ref Gen Sr
                     Lien, Ser A, AMT ..................................       5.00%         01/01/30    $       335,586
         500,000  Chicago IL Ref, Ser A ................................       5.63%         01/01/29            499,325
          25,000  Chicago IL Ref, Ser C ................................       4.00%         01/01/22             24,133
         500,000  Chicago IL Ref, Ser C ................................       5.00%         01/01/25            494,515
         285,000  Chicago IL Ref, Ser C, CABS ..........................        (c)          01/01/22            224,480
         100,000  IL St Fin Auth Rev Centegra Hlth Sys .................       5.00%         09/01/18            104,460
         145,000  IL St Fin Auth Rev Centegra Hlth Sys, Ser A ..........       5.00%         09/01/22            162,159
          25,000  IL St Fin Auth Rev Central DuPage Hlth ...............       5.00%         11/01/27             27,041
          15,000  IL St Fin Auth Rev Ref Lutheran Hillside Vlg .........       5.13%         02/01/26             15,000
         200,000  Springfield IL Elec Rev Ref Sr Lien ..................       5.00%         03/01/23            229,120
                                                                                                         ---------------
                                                                                                               2,115,819
                                                                                                         ---------------

                  INDIANA - 1.3%
         450,000  IN St Fin Auth Rev BHI Sr Living .....................       5.50%         11/15/26            497,435
         110,000  IN St Fin Auth Rev BHI Sr Living .....................       5.50%         11/15/31            119,606
         460,000  IN St Fin Auth Rev Greencroft Oblig Group, Ser A .....       5.75%         11/15/28            502,808
          40,000  IN St Fin Auth Rev Greencroft Oblig Group, Ser A .....       6.00%         11/15/28             44,308
                                                                                                         ---------------
                                                                                                               1,164,157
                                                                                                         ---------------

                  IOWA - 0.3%
         275,000  Coralville IA, Ser E, COPS ...........................       4.00%         06/01/23            285,425
                                                                                                         ---------------

                  KANSAS - 1.1%
         475,000  Hutchinson KS Hosp Facs Rev Hutchinson Regl Med Ctr
                     Inc ...............................................       5.00%         12/01/25            526,025
         500,000  Wichita KS Hlth Care Facs Rev KS Masonic Home,
                     Ser II-A ..........................................       4.25%         12/01/24            489,865
                                                                                                         ---------------
                                                                                                               1,015,890
                                                                                                         ---------------

                  KENTUCKY - 1.3%
         740,000  KY St Econ Dev Fin Auth Owensboro Med Hlth Sys,
                     Ser A .............................................       6.00%         06/01/30            802,441
         300,000  KY St Muni Pwr Agy Pwr Sys Rev Ref, Ser A, NATL-RE ...       5.00%         09/01/22            339,483
          50,000  Russell KY Rev Bon Secours Hlth Sys ..................       5.00%         11/01/22             57,777
                                                                                                         ---------------
                                                                                                               1,199,701
                                                                                                         ---------------

                  LOUISIANA - 3.6%
       1,000,000  LA St Pub Facs Auth Hosp Rev Ref Lafayette General
                     Hlth Sys Proj, Ser A ..............................       5.00%         11/01/35          1,067,790
         390,000  LA Stadium & Exposition Dist LA Ref Sr, Ser A ........       5.00%         07/01/30            432,775
         380,000  LA Stadium & Exposition Dist LA Ref Sr, Ser A ........       5.00%         07/01/31            420,512


                        See Notes to Portfolio of Investments

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

   PRINCIPAL                                                                  STATED          STATED
     VALUE                             DESCRIPTION                            COUPON         MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
MUNICIPAL BONDS (CONTINUED)

                  LOUISIANA (CONTINUED)
$        100,000  New Orleans LA Ref ...................................       5.00%         12/01/24    $       115,441
       1,050,000  New Orleans LA Wtr Rev Ref ...........................       5.00%         12/01/28          1,192,359
                                                                                                         ---------------
                                                                                                               3,228,877
                                                                                                         ---------------
                  MARYLAND - 1.7%
         200,000  Howard Cnty MD Retirement Cmnty Rev Ref Vantage House
                     Fac ...............................................       5.00%         04/01/21            207,198
         500,000  Howard Cnty MD Retirement Cmnty Rev Ref Vantage House
                     Fac ...............................................       5.00%         04/01/26            508,795
         220,000  MD St Econ Dev Corp Econ Dev Rev Transn Facs Proj,
                     Ser A .............................................       5.38%         06/01/25            236,927
         500,000  MD St Hlth & Hgr Edl Facs Auth Rev Adventist Hlth Care
                     Obligated Grp, Ser A ..............................       5.50%         01/01/26            574,320
                                                                                                         ---------------
                                                                                                               1,527,240
                                                                                                         ---------------

                  MASSACHUSETTS - 0.9%
         700,000  MA St Dev Fin Agy Rev Umass Boston Student Hsg Proj ..       5.00%         10/01/24            780,430
                                                                                                         ---------------

                  MICHIGAN - 4.5%
       1,000,000  Great Lakes MI Wtr Auth Wtr Sply Sys Rev Ref Sr Lien,
                     Ser C .............................................       5.00%         07/01/30          1,117,660
       1,000,000  Marquette MI Brd of Light & Pwr Elec Utility Sys Rev
                     Ref, Ser A ........................................       5.00%         07/01/29          1,147,000
         890,000  MI St Fin Auth Ltd Oblig Rev Ref College for Creative
                     Studies Proj ......................................       5.00%         12/01/25            972,441
         100,000  MI St Fin Auth Rev Detroit Sch Dist ..................       5.50%         06/01/21            104,492
         500,000  MI St Fin Auth Rev Ref Local Govt Loan Program,
                     Ser F1 ............................................       3.80%         10/01/22            522,525
         125,000  MI St Fin Auth Rev Ref Local Govt Loan Program,
                     Ser F1 ............................................       3.88%         10/01/23            130,402
                                                                                                         ---------------
                                                                                                               3,994,520
                                                                                                         ---------------

                  MINNESOTA - 2.0%
         175,000  Baytown Twp MN Lease Ref, Ser A ......................       3.00%         08/01/22            168,875
         150,000  Deephaven MN Chrt Sch Lease Rev Eagle Ridge Academy
                     Proj, Ser A .......................................       4.00%         07/01/23            149,660
         150,000  Deephaven MN Chrt Sch Lease Rev Eagle Ridge Academy
                     Proj, Ser A .......................................       4.00%         07/01/24            146,979
         250,000  Minneapolis MN Student Hsg Rev Riverton Cmnty Hsg
                     Proj Ref ..........................................       3.50%         08/01/20            246,842
       1,000,000  North Oaks MN Sr Hsg Rev Ref Waverly Gardens Proj ....       5.00%         10/01/28          1,050,770
                                                                                                         ---------------
                                                                                                               1,763,126
                                                                                                         ---------------

                  MISSISSIPPI - 1.5%
         545,000  D'lberville MS Tax Increment Ltd Oblig Ref Gulf Coast
                     Promenade Proj ....................................       5.00%         04/01/33            578,245


                        See Notes to Portfolio of Investments

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

   PRINCIPAL                                                                  STATED          STATED
     VALUE                             DESCRIPTION                            COUPON         MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
MUNICIPAL BONDS (CONTINUED)

                  MISSISSIPPI (CONTINUED)
$         60,000  MS St Dev Bank Spl Oblig Magnolia Regl Hlth Ctr Proj,
                     Ser A .............................................       5.00%         10/01/20    $        65,127
         615,000  MS St Dev Bank Spl Oblig Magnolia Regl Hlth Ctr Proj,
                     Ser A .............................................       6.00%         10/01/24            694,667
          10,000  MS St Dev Bank Spl Oblig Magnolia Regl Hlth Ctr Proj,
                     Ser A .............................................       6.25%         10/01/26             11,348
                                                                                                         ---------------
                                                                                                               1,349,387
                                                                                                         ---------------

                  MISSOURI - 2.4%
         500,000  Kansas City MO Indl Dev Auth Sales Tax Rev Ref,
                     Ser A (a) .........................................       4.25%         04/01/26            469,175
         500,000  MO St Dev Fin Brd Infrastructure Facs Rev Ref
                     Independence MO Centerpoint Proj, Ser B ...........       5.00%         04/01/28            553,570
         200,000  MO St Hlth & Edl Facs Auth Edl Facs Rev St Louis Clg
                     Pharmacy, Ser B ...................................       5.00%         05/01/30            216,500
          10,000  MO St Hlth & Edl Facs Auth Lutheran Sr Svcs ..........       5.00%         02/01/23             11,055
         600,000  MO St Hlth & Edl Facs Auth Sr Living Facs Lutheran
                     Sr ................................................       5.38%         02/01/35            624,438
         250,000  Saint Charles Cnty MO Pub Wtr Sply Dist
                     #2 Ref, COPS ......................................       5.00%         12/01/28            286,845
                                                                                                         ---------------
                                                                                                               2,161,583
                                                                                                         ---------------

                  MONTANA - 1.3%
       1,000,000  MT St Fac Fin Auth Rev Ref ...........................       5.00%         02/15/25          1,140,290
                                                                                                         ---------------

                  NEBRASKA - 2.5%
       1,245,000  Central Plains Energy Proj NE Gas Proj Rev Proj #3 ...       5.00%         09/01/27          1,372,662
         810,000  Pub Pwr Generation Agy NE Rev Ref ....................       5.00%         01/01/34            907,370
                                                                                                         ---------------
                                                                                                               2,280,032
                                                                                                         ---------------

                  NEVADA - 1.9%
       1,150,000  Clark Cnty NV Impt Dist Ref Spl Loc Impt #151 ........       4.50%         08/01/23          1,214,918
         475,000  Las Vegas NV Spl Impt Dist #808 & #810 Ref ...........       5.00%         06/01/22            505,058
                                                                                                         ---------------
                                                                                                               1,719,976
                                                                                                         ---------------

                  NEW JERSEY - 2.1%
         500,000  NJ St Econ Dev Auth Ref, Ser A, BAM ..................       5.00%         06/15/23            535,965
         125,000  NJ St Hlth Care Facs Fing Auth Rev Ref Barnabas Hlth,
                     Ser A .............................................       4.63%         07/01/23            140,928
         600,000  NJ St Transit Corp, Ser A, GANS ......................       5.00%         09/15/21            650,010
         525,000  NJ St Transprtn Trust Fund Auth Transn Sys, Ser D ....       5.25%         12/15/23            565,346
                                                                                                         ---------------
                                                                                                               1,892,249
                                                                                                         ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

   PRINCIPAL                                                                  STATED          STATED
     VALUE                             DESCRIPTION                            COUPON         MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
MUNICIPAL BONDS (CONTINUED)

                  NEW YORK - 1.3%
$        100,000  Buffalo & Erie Cnty NY Indl Land Dev Corp Rev Ref
                     Orchard Park ......................................       5.00%         11/15/22    $       110,096
         115,000  Buffalo & Erie Cnty NY Indl Land Dev Corp Rev Ref
                     Orchard Park ......................................       5.00%         11/15/24            127,070
         195,000  NY St Dorm Auth Revs Non St Supported Debt Unrefunded
                     Pace Univ, Ser A ..................................       4.00%         05/01/22            204,198
          85,000  NY St Dorm Auth Revs Non St Supported Debt Unrefunded
                     Pace Univ, Ser A ..................................       5.00%         05/01/23             93,695
          15,000  Suffolk Cnty NY Econ Dev Corp Rev Prerefunded Catholic
                     Hlth Svcs Long Island Oblig Grp Proj ..............       5.00%         07/01/28             17,136
          85,000  Suffolk Cnty NY Econ Dev Corp Rev Unrefunded Catholic
                     Hlth Svcs Long Island Oblig Grp Proj ..............       5.00%         07/01/28             92,229
         500,000  TSASC Inc NY Ref, Ser A ..............................       5.00%         06/01/29            564,510
                                                                                                         ---------------
                                                                                                               1,208,934
                                                                                                         ---------------

                  NORTH CAROLINA - 1.1%
         900,000  NC St Capital Facs Fin Agy Student Rev Ref Hsg NC A&T
                     Univ Fndtn Proj, Ser A, AGC .......................       5.00%         06/01/26          1,016,865
                                                                                                         ---------------

                  NORTH DAKOTA - 0.3%
         225,000  Burleigh Cnty ND Hlth Care Rev St Alexius Med Ctr
                     Proj, Ser A .......................................       5.00%         07/01/22            256,217
                                                                                                         ---------------

                  OHIO - 1.8%
         500,000  Cleveland OH Pub Pwr Sys Rev Ref, Ser A, AGM .........       5.00%         11/15/24            588,280
         700,000  Hamilton Cnty OH Hlth Care Facs Rev Christ Hosp
                     Proj ..............................................       5.25%         06/01/27            791,336
         230,000  Southeastern OH Port Auth Hosp Facs Rev Ref Mem
                     Hlth Sys ..........................................       5.00%         12/01/23            246,022
                                                                                                         ---------------
                                                                                                               1,625,638
                                                                                                         ---------------

                  OKLAHOMA - 0.1%
         100,000  Tulsa OK Arpts Impt Trust Ref, Ser D, BAM ............       5.00%         06/01/28            109,694
                                                                                                         ---------------

                  OREGON - 2.2%
         275,000  Multnomah Cnty OR Hosp Facs Auth Rev
                     Ref Terwilliger Plaza .............................       5.00%         12/01/20            301,309
         850,000  OR St Facs Auth Rev Ref Univ Portland, Ser A .........       5.00%         04/01/32            961,044
         700,000  Yamhill Cnty OR Hosp Auth Ref Friendsview Retirement
                     Cmnty, Ser A ......................................       5.00%         11/15/31            720,699
                                                                                                         ---------------
                                                                                                               1,983,052
                                                                                                         ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

   PRINCIPAL                                                                  STATED          STATED
     VALUE                             DESCRIPTION                            COUPON         MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
MUNICIPAL BONDS (CONTINUED)

                  PENNSYLVANIA - 3.8%
$        600,000  Bucks Cnty PA Indl Dev Auth Ref Sch Lane Chrt Sch
                     Proj ..............................................       5.00%         03/15/26    $       652,602
         500,000  Chester Cnty PA Indl Dev Auth Renaissance Academy
                     Chrt Sch ..........................................       5.00%         10/01/34            530,655
         500,000  Colonial PA Sch Dist .................................       5.00%         02/15/36            555,820
         500,000  Middletown PA Sch Dist, Ser A ........................       5.00%         03/01/28            565,110
          50,000  Montgomery Cnty PA Indl Dev Auth Acts Retirement Life
                     Cmntys Ref ........................................       5.00%         11/15/29             53,537
          30,000  Philadelphia PA Gas Works Rev Ref ....................       5.00%         08/01/25             34,445
         500,000  Philadelphia PA Ref, Ser A ...........................       5.25%         07/15/28            574,150
         405,000  Southcentral PA General Auth Rev Ref Hanover
                     Hosp Inc ..........................................       5.00%         12/01/23            454,126
                                                                                                         ---------------
                                                                                                               3,420,445
                                                                                                         ---------------

                  RHODE ISLAND - 0.3%
         205,000  Tobacco Settlement Fing Corp RI Ref, Ser A ...........       5.00%         06/01/24            229,067
                                                                                                         ---------------

                  SOUTH CAROLINA - 3.0%
         200,000  Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt
                     Dist, Ser A-1 .....................................       3.13%         12/01/22            194,834
         745,000  Piedmont SC Muni Pwr Agy Elec Rev Ref, Ser A-3 .......       5.00%         01/01/23            823,933
          30,000  SC St Jobs Econ Dev Auth Hosp Rev Ref Palmetto Hlth,
                     Ser A .............................................       5.00%         08/01/23             34,123
         150,000  SC St Jobs Econ Dev Auth Hosp Rev Ref Palmetto Hlth,
                     Ser A, AGM ........................................       5.50%         08/01/24            171,556
       1,285,000  SC St Pub Svc Auth Rev Ref Obligs, Ser B .............       5.00%         12/01/32          1,444,790
                                                                                                         ---------------
                                                                                                               2,669,236
                                                                                                         ---------------

                  SOUTH DAKOTA - 0.0%
          30,000  SD St Hlth & Edl Facs Auth Avera Hlth, Ser B .........       5.50%         07/01/35             31,440
                                                                                                         ---------------

                  TENNESSEE - 3.1%
         335,000  Chattanooga TN Hlth Edl & Hsg Fac Brd Rev Ref-Student
                     Hsg Cdfi Phase I ..................................       5.00%         10/01/23            384,754
         600,000  Memphis Shelby Cnty TN Arpt Auth Arpt
                     Rev Ref, Ser B, AMT ...............................       5.75%         07/01/23            661,584
       1,385,000  Met Govt Nashville & Davidson Cnty TN Hlth & Edl Fac
                     Brd Ref Lipscomb Univ Proj, Ser A .................       5.00%         10/01/29          1,530,065
          25,000  TN St Energy Acquisition Corp Gas Rev, Ser A .........       5.25%         09/01/21             28,048
         120,000  TN St Energy Acquisition Corp Gas Rev, Ser A .........       5.25%         09/01/22            136,276
                                                                                                         ---------------
                                                                                                               2,740,727
                                                                                                         ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

   PRINCIPAL                                                                  STATED          STATED
     VALUE                             DESCRIPTION                            COUPON         MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
MUNICIPAL BONDS (CONTINUED)

                  TEXAS - 9.8%
$        600,000  Brd of Managers TX Joint Guadalupe Cnty City of Seguin
                     Hosp Mtg Ref ......................................       5.00%         12/01/24    $       642,036
         600,000  Central TX Regl Mobility Auth Rev Ref Sub Lien .......       5.00%         01/01/33            640,068
         500,000  Cinco Southwest TX Muni Utility Dist #1 Contract
                     Rev Ref, BAM ......................................       4.00%         12/01/30            519,360
         600,000  Flower Mound TX Spl Assmnt Rev River Walk Pub Impt
                     Dist #1 ...........................................       6.13%         09/01/28            607,038
         600,000  Harris Cnty TX Ref Sr Lien Toll Road, Ser B ..........       5.00%         08/15/36            677,694
         500,000  Houston TX Arpt Sys Rev Ref United Airls Inc
                     Terminal E Proj, AMT ..............................       4.50%         07/01/20            516,340
         500,000  Lower Colorado River TX Auth Rev Unrefunded Ref,
                     Ser B .............................................       5.00%         05/15/32            562,545
         500,000  Mission TX Econ Dev Corp Rev Sr Lien Nat Gasoline
                     Proj, Ser B, AMT (d) ..............................       5.75%         10/01/31            518,005
         135,000  New Hope Cultural Ed Facs Fin Corp TX Student Hsg Rev
                     Chf Collegiate Hsg Corpus Christi II A&M Univ,
                     Ser A .............................................       5.00%         04/01/36            140,852
         100,000  New Hope Cultural Ed Facs Fin Corp TX Student Hsg Rev
                     Chf Collegiate Hsg Corpus Christi LLC TX
                     A&M Univ ..........................................       5.00%         04/01/39            104,352
         500,000  New Hope Cultural Ed Facs Fin Corp TX Student Hsg Rev
                     Chf Collegiate Hsg Galveston I LLC TX A&M
                     Univ Galveston ....................................       5.00%         04/01/22            552,750
          25,000  New Hope Cultural Ed Facs Fin Corp TX Student Hsg Rev
                     Chf Stephenville-Tarleton St Univ Proj, Ser A .....       4.25%         04/01/22             26,929
         495,000  Red River TX Hlth Facs Dev Corp Retirement Fac Rev MRC
                     Crestview, Ser A ..................................       7.75%         11/15/31            631,214
         600,000  TX St Muni Gas Acquisition & Sply Corp III Gas Sply
                     Rev ...............................................       5.00%         12/15/24            659,010
         500,000  TX St Muni Gas Acquisition & Sply Corp III Gas Sply
                     Rev ...............................................       5.00%         12/15/31            531,535
         500,000  TX St Transprtn Commission Central TX Turnpike Sys
                     Rev Ref, Ser B ....................................       5.00%         08/15/37            549,280
         500,000  Viridian TX Muni Mgmt Dist Ref Util Impt, BAM ........       6.00%         12/01/26            617,290
         155,000  Viridian TX Muni Mgmt Dist Road Impt, BAM ............       5.00%         12/01/26            174,434
         125,000  Viridian TX Muni Mgmt Dist Utility Impt, BAM .........       5.00%         12/01/26            140,673
                                                                                                         ---------------
                                                                                                               8,811,405
                                                                                                         ---------------

                  UTAH - 0.6%
         500,000  UT St Chrt Sch Fin Auth Chrt Sch Rev Spectrum Academy
                     Proj (a) ..........................................       6.00%         04/15/45            516,215
                                                                                                         ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

   PRINCIPAL                                                                  STATED          STATED
     VALUE                             DESCRIPTION                            COUPON         MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------
MUNICIPAL BONDS (CONTINUED)

                  VERMONT - 0.7%
$        550,000  Burlington VT Ref Lakeview Garage Project,
                     Ser A, COPS .......................................       5.00%         12/01/24    $       602,096
                                                                                                         ---------------

                  WASHINGTON - 1.2%
         155,000  Mason Cnty WA Pub Utility Dist #1 Sys ................       3.50%         12/01/21            161,574
         270,000  Skagit Cnty WA Pub Hosp Dist #1 Ref & Impt Skagit
                     Regl Hlth .........................................       4.00%         12/01/24            280,854
         110,000  Skagit Cnty WA Pub Hosp Dist #1 Ref & Impt, Ser A ....       5.00%         12/01/22            121,307
         165,000  Skagit Cnty WA Pub Hosp Dist #1 Skagit Valley Hosp ...       5.00%         12/01/20            178,957
         250,000  Tobacco Settlement Auth WA Tobacco Settlement
                     Rev Ref ...........................................       5.00%         06/01/23            290,650
          35,000  WA St Hsg Fin Commission Ref Emerald Heights Proj ....       5.00%         07/01/22             39,083
                                                                                                         ---------------
                                                                                                               1,072,425
                                                                                                         ---------------

                  WISCONSIN - 3.6%
       1,000,000  Pub Fin Auth WI Exempt Facs Rev Ref Celanese Proj,
                     Ser B, AMT ........................................       5.00%         12/01/25          1,083,770
         500,000  WI St Hlth & Edl Facs Auth Rev Ref Marquette Univ ....       5.00%         10/01/28            567,565
       1,175,000  WI St Hlth & Edl Facs Auth Rev Ref Prohealth Care
                     Oblig Group .......................................       5.00%         08/15/31          1,309,749
         175,000  WI St Hlth & Edl Facs Auth Rev Ref Prohealth Care
                     Oblig Group .......................................       5.00%         08/15/33            193,715
         100,000  WI St Hlth & Edl Facs Auth Rev Ref St Johns Cmntys
                     Inc, Ser B ........................................       4.00%         09/15/23            103,715
                                                                                                         ---------------
                                                                                                               3,258,514
                                                                                                         ---------------

                  WYOMING - 0.1%
          50,000  WY Cmnty Dev Auth Student Hsg Rev Chf Wyoming LLC ....       6.25%         07/01/31             54,506
                                                                                                         ---------------

                  TOTAL INVESTMENTS - 94.7%............................................................       85,013,391
                  (Cost $85,076,645) (e)

                  NET OTHER ASSETS AND LIABILITIES - 5.3%..............................................        4,769,974
                                                                                                         ---------------
                  NET ASSETS - 100.0%..................................................................  $    89,783,365
                                                                                                         ===============


                        See Notes to Portfolio of Investments

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

-----------------------------
(a) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. ("First Trust"), the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At January 31, 2017, securities noted as such amounted to $4,031,941 or 4.5% of net assets.

(b) Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by First Trust.

(c)   Zero coupon bond.

(d) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the Notes to Portfolio of Investments).

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $913,991 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $977,245.

    AGC     Assured Guaranty Corp.
    AGM     Assured Guaranty Municipal Corp.
    AMT     Alternative Minimum Tax
    BAM     Building America Mutual
   CABS     Capital Appreciation Bonds
   COPS     Certificates of Participation
   GANS     Grant Anticipation Notes
NATL-RE     National Public Finance Guarantee Corp.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of January 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                  LEVEL 2       LEVEL 3
                                                       TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                      VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
                                                     1/31/2017       PRICES        INPUTS        INPUTS
                                                    ------------  ------------  ------------  ------------
Municipal Bonds*..................................  $ 85,013,391  $         --  $ 85,013,391  $         --
                                                    ============  ============  ============  ============

* See Portfolio of Investments for state breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2017.


                        See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                    FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
                          JANUARY 31, 2017 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund III (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust consists of ten funds that are currently offering shares. This report covers the First Trust Managed Municipal ETF (the "Fund"), a non-diversified series of the Trust, which trades under the ticker FMB on The Nasdaq Stock Market LLC.

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Municipal securities and other debt securities are fair valued on the basis of fair valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the "1933 Act") for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a

                    FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
                          JANUARY 31, 2017 (UNAUDITED)

security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the fundamental business data relating to the issuer;

      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

      3)    the type, size and cost of security;

      4)    the financial statements of the issuer;

      5) the credit quality and cash flow of the issuer, based on the Advisor's or external analysis;

      6) the information as to any transactions in or offers for the security;

      7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

      8)    the coupon payments;

      9) the quality, value and salability of collateral, if any, securing the security; and

     10)    other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2017, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. RESTRICTED SECURITIES

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of January 31, 2017, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Fund's Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

                                          ACQUISITION   PRINCIPAL                 CARRYING                % OF NET
SECURITY                                     DATE      VALUE/SHARES    PRICE        COST        VALUE      ASSETS
----------------------------------------  -----------  ------------  ----------  -----------  ----------  ---------
Mission TX Econ Dev Corp Rev Sr Lien Nat
   Gasoline Proj, Ser B                    04/28/16    $  500,000    $   104     $   478,472     518,005    0.58%
CA Stwd Cmntys Dev Auth Rev Ref Lancer
   Edl Student Hsg Proj, Ser A             11/02/16       500,000        101         509,948     506,955    0.56
                                                                                 -----------  ----------  ---------
                                                                                 $   988,420  $1,024,960    1.14%
                                                                                 ===========  ==========  =========

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 88.3%

                 AEROSPACE & DEFENSE - 1.2%
          2,983  Huntington Ingalls Industries, Inc. (a).............................  $       578,583
         14,569  Spirit AeroSystems Holdings, Inc., Class A .........................          874,868
                                                                                       ---------------
                                                                                             1,453,451
                                                                                       ---------------

                 AIR FREIGHT & LOGISTICS - 1.0%
         11,242  United Parcel Service, Inc., Class B ...............................        1,226,839
                                                                                       ---------------

                 AIRLINES - 3.1%
         26,436  Delta Air Lines, Inc. ..............................................        1,248,837
         24,491  Southwest Airlines Co. .............................................        1,281,124
         15,762  United Continental Holdings, Inc. (b)...............................        1,110,748
                                                                                       ---------------
                                                                                             3,640,709
                                                                                       ---------------

                 BANKS - 4.9%
         17,629  CIT Group, Inc. ....................................................          726,139
         11,544  Citizens Financial Group, Inc. .....................................          417,546
         17,891  Fifth Third Bancorp. ...............................................          466,955
         14,976  JPMorgan Chase & Co. ...............................................        1,267,419
         86,398  KeyCorp. ...........................................................        1,552,572
         69,380  Regions Financial Corp. ............................................          999,766
          9,647  Zions Bancorporation ...............................................          407,007
                                                                                       ---------------
                                                                                             5,837,404
                                                                                       ---------------

                 BIOTECHNOLOGY - 4.1%
         12,993  AbbVie, Inc. .......................................................          794,002
         11,015  Amgen, Inc. (a).....................................................        1,725,830
          2,926  Biogen, Inc. (b)....................................................          811,205
         20,342  Gilead Sciences, Inc. (a)...........................................        1,473,778
                                                                                       ---------------
                                                                                             4,804,815
                                                                                       ---------------

                 CHEMICALS - 0.9%
         11,229  LyondellBasell Industries NV, Class B ..............................        1,047,329
                                                                                       ---------------

                 COMMERCIAL SERVICES & SUPPLIES - 4.4%
          8,715  Deluxe Corp. .......................................................          634,888
         35,569  Republic Services, Inc. (a).........................................        2,040,949
         15,365  Viad Corp. .........................................................          673,755
         27,566  Waste Management, Inc. .............................................        1,915,837
                                                                                       ---------------
                                                                                             5,265,429
                                                                                       ---------------

                 COMMUNICATIONS EQUIPMENT - 0.5%
          6,585  InterDigital, Inc. .................................................          615,039
                                                                                       ---------------

                 CONSTRUCTION & ENGINEERING - 1.5%
         23,564  Argan, Inc. ........................................................        1,737,845
                                                                                       ---------------

                 CONSUMER FINANCE - 2.0%
         26,378  Capital One Financial Corp. (a).....................................        2,305,173
                                                                                       ---------------

                 CONTAINERS & PACKAGING - 2.1%
         22,079  International Paper Co. ............................................        1,249,671


                        See Notes to Portfolio of Investments

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                 CONTAINERS & PACKAGING (CONTINUED)
         13,406  Packaging Corp. of America .........................................  $     1,235,765
                                                                                       ---------------
                                                                                             2,485,436
                                                                                       ---------------

                 DIVERSIFIED CONSUMER SERVICES - 2.6%
         13,588  Capella Education Co. ..............................................        1,161,774
         30,935  H&R Block, Inc. ....................................................          663,865
         14,954  Strayer Education, Inc. ............................................        1,211,274
                                                                                       ---------------
                                                                                             3,036,913
                                                                                       ---------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES - 2.0%
         90,346  Centurylink, Inc. (a)...............................................        2,336,348
                                                                                       ---------------

                 ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.5%
         10,379  Rogers Corp. (b)....................................................          829,801
          5,389  SYNNEX Corp. .......................................................          647,650
          5,094  Tech Data Corp. (b).................................................          435,843
         72,305  TTM Technologies, Inc. (b)..........................................        1,072,283
                                                                                       ---------------
                                                                                             2,985,577
                                                                                       ---------------

                 ENERGY EQUIPMENT & SERVICES - 0.7%
          5,595  Helmerich & Payne, Inc. ............................................          398,140
         23,390  Rowan Cos., PLC, Class A (b)........................................          419,149
                                                                                       ---------------
                                                                                               817,289
                                                                                       ---------------

                 FOOD & STAPLES RETAILING - 2.9%
          7,648  United Natural Foods, Inc. (b)......................................          349,513
         34,112  Wal-Mart Stores, Inc. (a)...........................................        2,276,635
         10,302  Walgreens Boots Alliance, Inc. .....................................          844,146
                                                                                       ---------------
                                                                                             3,470,294
                                                                                       ---------------

                 FOOD PRODUCTS - 0.3%
          5,498  Tyson Foods, Inc., Class A .........................................          345,220
                                                                                       ---------------

                 HEALTH CARE PROVIDERS & SERVICES - 4.9%
          8,637  Aetna, Inc. ........................................................        1,024,435
         14,916  Express Scripts Holding Co. (a) (b).................................        1,027,414
          5,472  Magellan Health, Inc. (b)...........................................          410,126
         21,065  Quest Diagnostics, Inc. (a).........................................        1,936,295
          6,259  UnitedHealth Group, Inc. ...........................................        1,014,584
          2,962  WellCare Health Plans, Inc. (b).....................................          431,089
                                                                                       ---------------
                                                                                             5,843,943
                                                                                       ---------------

                 HOTELS, RESTAURANTS & LEISURE - 1.4%
         30,842  Carnival Corp. .....................................................        1,708,030
                                                                                       ---------------

                 INTERNET SOFTWARE & SERVICES - 2.4%
          5,712  Akamai Technologies, Inc. (b).......................................          391,786
          3,086  Alphabet, Inc., Class C (c).........................................        2,458,894
                                                                                       ---------------
                                                                                             2,850,680
                                                                                       ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                 IT SERVICES - 1.9%
          3,267  Accenture PLC, Class A .............................................  $       372,013
          4,451  CACI International, Inc., Class A (b)...............................          546,583
          8,081  Cardtronics PLC, Class A (b)........................................          441,061
              1  Conduent, Inc. (a) (b)..............................................               15
         46,189  Western Union Co. ..................................................          904,381
                                                                                       ---------------
                                                                                             2,264,053
                                                                                       ---------------

                 MACHINERY - 1.6%
         15,605  Barnes Group, Inc. .................................................          751,069
          4,353  Cummins, Inc. (a)...................................................          639,935
         17,197  Trinity Industries, Inc. ...........................................          473,605
                                                                                       ---------------
                                                                                             1,864,609
                                                                                       ---------------

                 MEDIA - 1.0%
         11,470  Liberty Media Corp-Liberty Formula One, Class C (b).................          329,648
         11,849  Scripps Networks Interactive, Inc., Class A ........................          902,420
                                                                                       ---------------
                                                                                             1,232,068
                                                                                       ---------------

                 METALS & MINING - 0.7%
          6,291  Nucor Corp. ........................................................          365,444
         57,650  SunCoke Energy, Inc. (b)............................................          508,473
                                                                                       ---------------
                                                                                               873,917
                                                                                       ---------------

                 MULTILINE RETAIL - 2.0%
      19,579     Kohl's Corp. (a)....................................................          779,832
         24,213  Target Corp. (a)....................................................        1,561,254
                                                                                       ---------------
                                                                                             2,341,086
                                                                                       ---------------

                 OIL, GAS & CONSUMABLE FUELS - 3.4%
        136,304  Cloud Peak Energy, Inc. (b).........................................          775,570
         20,971  Exxon Mobil Corp. (a)...............................................        1,759,257
         13,890  Marathon Petroleum Corp. ...........................................          667,414
         11,913  Valero Energy Corp. (a).............................................          783,399
                                                                                       ---------------
                                                                                             3,985,640
                                                                                       ---------------

                 PERSONAL PRODUCTS - 0.8%
         22,727  Unilever NV ........................................................          923,853
                                                                                       ---------------

                 PHARMACEUTICALS - 4.3%
         20,550  Johnson & Johnson (a)...............................................        2,327,288
         28,203  Merck & Co., Inc. (a)...............................................        1,748,304
         31,133  Pfizer, Inc. .......................................................          987,850
                                                                                       ---------------
                                                                                             5,063,442
                                                                                       ---------------

                 PROFESSIONAL SERVICES - 2.2%
          9,242  ICF International, Inc. (b).........................................          480,584
         46,609  Navigant Consulting, Inc. (b).......................................        1,151,242
         20,554  Robert Half International, Inc. ....................................          967,271
                                                                                       ---------------
                                                                                             2,599,097
                                                                                       ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                 REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.3%
         48,059  RE/MAX Holdings, Inc., Class A (a)..................................  $     2,693,707
                                                                                       ---------------

                 ROAD & RAIL - 3.3%
         47,733  ArcBest Corp. ......................................................        1,508,363
          8,666  Norfolk Southern Corp. .............................................        1,017,908
         13,360  Union Pacific Corp. (a).............................................        1,423,909
                                                                                       ---------------
                                                                                             3,950,180
                                                                                       ---------------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.8%
         53,416  Intel Corp. (a).....................................................        1,966,777
         25,441  QUALCOMM, Inc. .....................................................        1,359,313
         28,320  SolarEdge Technologies, Inc. (b)....................................          366,744
         24,361  Taiwan Semiconductor Manufacturing Co., Ltd., ADR ..................          752,998
         32,127  Texas Instruments, Inc. (a).........................................        2,426,874
                                                                                       ---------------
                                                                                             6,872,706
                                                                                       ---------------

                 SOFTWARE - 1.4%
         52,689  CA, Inc. (a)........................................................        1,647,585
                                                                                       ---------------

                 SPECIALTY RETAIL - 5.2%
         12,779  Aaron's, Inc. ......................................................          395,382
            878  AutoZone, Inc. (a) (b)..............................................          636,533
         14,806  Best Buy Co., Inc. .................................................          659,163
         13,352  Caleres, Inc. ......................................................          410,574
          9,764  Home Depot (The), Inc. (a)..........................................        1,343,331
          8,803  John B Sanfilippo & Son, Inc. ......................................          579,149
         29,133  TJX (The) Cos., Inc. (a) ...........................................        2,182,644
                                                                                       ---------------
                                                                                             6,206,776
                                                                                       ---------------

                 TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 4.2%
         21,633  Apple, Inc. (a).....................................................        2,625,164
         87,004  HP, Inc. ...........................................................        1,309,410
         27,674  NetApp, Inc. .......................................................        1,060,468
                                                                                       ---------------
                                                                                             4,995,042
                                                                                       ---------------

                 TEXTILES, APPAREL & LUXURY GOODS - 0.2%
          5,056  Oxford Industries, Inc. ............................................          278,181
                                                                                       ---------------

                 THRIFTS & MORTGAGE FINANCE - 0.3%
          4,089  Meta Financial Group, Inc. .........................................          359,219
                                                                                       ---------------

                 TOBACCO - 1.8%
         30,069  Altria Group, Inc. .................................................        2,140,311
                                                                                       ---------------

                 WIRELESS TELECOMMUNICATION SERVICES - 0.5%
         67,149  Sprint Corp. (b)....................................................          619,785
                                                                                       ---------------
                 TOTAL COMMON STOCKS ................................................      104,725,020
                 (Cost $96,162,672)                                                    ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

 SHARES/UNITS                                DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ---------------
REAL ESTATE INVESTMENT TRUSTS - 0.7%

                 EQUITY REAL ESTATE INVESTMENT TRUSTS - 0.7%
         56,549  Ashford Hospitality Trust, Inc. ....................................  $       429,772
         12,957  Hospitality Properties Trust .......................................
                                                                                               403,352
                                                                                       ---------------
                 TOTAL REAL ESTATE INVESTMENT TRUSTS ................................          833,124
                 (Cost $784,602)                                                       ---------------

MASTER LIMITED PARTNERSHIPS - 2.8%

                 CHEMICALS - 0.4%
          3,721  Terra Nitrogen Co., L.P. ...........................................          420,473
                                                                                       ---------------

                 GAS UTILITIES - 0.4%
         10,233  AmeriGas Partners, L.P. ............................................          503,566
                                                                                       ---------------

                 OIL, GAS & CONSUMABLE FUELS - 2.0%
         45,506  Alliance Resource Partners, L.P. ...................................        1,083,043
          5,762  Buckeye Partners, L.P. (a)..........................................          401,669
         14,633  Enterprise Products Partners, L.P. .................................          414,553
         11,208  ONEOK Partners, L.P. ...............................................          483,513
                                                                                       ---------------
                                                                                             2,382,778
                                                                                       ---------------
                 TOTAL MASTER LIMITED PARTNERSHIPS ..................................        3,306,817
                 (Cost $2,991,808)                                                     ---------------

EXCHANGE-TRADED FUNDS - 8.1%

                 CAPITAL MARKETS - 8.1%
         28,172  iShares Core S&P Small-Cap ETF .....................................        1,925,838
         14,207  iShares Russell 2000 ETF ...........................................        1,921,213
         12,156  iShares Russell 2000 Growth ETF ....................................        1,899,253
         16,431  iShares Russell 2000 Value ETF .....................................        1,937,708
         14,779  Vanguard Small-Cap ETF .............................................        1,935,014
                                                                                       ---------------
                 TOTAL EXCHANGE-TRADED FUNDS ........................................        9,619,026
                 (Cost $7,886,182)                                                     ---------------

                 TOTAL INVESTMENTS - 99.9% ..........................................      118,483,987
                 (Cost $107,825,264) (d)                                               ---------------

COMMON STOCKS SOLD SHORT - (19.3%)

                 AEROSPACE & DEFENSE - (0.4%)
         (4,541) United Technologies Corp. ..........................................         (498,012)
                                                                                       ---------------

                 AUTOMOBILES - (0.5%)
        (35,711) Ford Motor Co. .....................................................         (441,388)
         (4,890) General Motors Co. .................................................         (179,023)
                                                                                       ---------------
                                                                                              (620,411)
                                                                                       ---------------

                 BANKS - (0.8%)
         (7,163) BB&T Corp. .........................................................         (330,859)
         (1,967) U.S. Bancorp .......................................................         (103,563)
         (9,179) Wells Fargo & Co. ..................................................         (517,053)
                                                                                       ---------------
                                                                                              (951,475)
                                                                                       ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS SOLD SHORT (CONTINUED)

                 BEVERAGES - (0.4%)
         (8,534) Coca-Cola (The) Co. ................................................  $      (354,758)
         (1,744) Molson Coors Brewing Co., Class B ..................................         (168,331)
                                                                                       ---------------
                                                                                              (523,089)
                                                                                       ---------------

                 BIOTECHNOLOGY - (0.4%)
         (3,276) ACADIA Pharmaceuticals, Inc. (b)....................................         (113,317)
         (2,127) Alnylam Pharmaceuticals, Inc. (b)...................................          (85,059)
         (6,699) Exact Sciences Corp. (b)............................................         (126,946)
         (6,536) Portola Pharmaceuticals, Inc. (b)...................................         (178,106)
                                                                                       ---------------
                                                                                              (503,428)
                                                                                       ---------------

                 BUILDING PRODUCTS - (0.5%)
        (11,911) Armstrong World Industries, Inc. (b)................................         (475,844)
         (3,514) Johnson Controls International plc .................................         (154,546)
                                                                                       ---------------
                                                                                              (630,390)
                                                                                       ---------------

                 CHEMICALS - (0.6%)
         (3,586) Ashland Global Holdings, Inc. ......................................         (426,841)
         (1,516) Ecolab, Inc. .......................................................         (182,117)
           (838) Praxair, Inc. ......................................................          (99,253)
                                                                                       ---------------
                                                                                              (708,211)
                                                                                       ---------------

                 COMMERCIAL SERVICES & SUPPLIES - (0.3%)
         (4,069) Clean Harbors, Inc. (b).............................................         (225,830)
         (7,120) Pitney Bowes, Inc. .................................................         (113,350)
                                                                                       ---------------
                                                                                              (339,180)
                                                                                       ---------------

                 COMMUNICATIONS EQUIPMENT - (0.1%)
         (1,327) ViaSat, Inc. (b)....................................................          (86,136)
                                                                                       ---------------

                 CONTAINERS & PACKAGING - (0.5%)
         (6,339) Ball Corp. .........................................................         (483,412)
         (5,278) Owens-Illinois, Inc. (b)............................................          (99,754)
                                                                                       ---------------
                                                                                              (583,166)
                                                                                       ---------------

                 DISTRIBUTORS - (0.1%)
         (2,654) Core-Mark Holding Co., Inc. ........................................          (92,704)
                                                                                       ---------------

                 DIVERSIFIED CONSUMER SERVICES - (0.4%)
        (25,406) Houghton Mifflin Harcourt Co. (b)...................................         (287,088)
         (3,540) Sotheby's (b).......................................................         (140,573)
                                                                                       ---------------
                                                                                              (427,661)
                                                                                       ---------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES - (1.0%)
        (12,955) AT&T, Inc. .........................................................         (546,183)
         (6,713) Cincinnati Bell, Inc. (b)...........................................         (154,063)
        (13,794) ORBCOMM, Inc. (b)...................................................         (112,697)


                        See Notes to Portfolio of Investments

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS SOLD SHORT (CONTINUED)

                 DIVERSIFIED TELECOMMUNICATION SERVICES (CONTINUED)
         (6,960) Verizon Communications, Inc. .......................................  $      (341,110)
                                                                                       ---------------
                                                                                            (1,154,053)
                                                                                       ---------------

                 ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - (0.4%)
         (4,550) Arrow Electronics, Inc. (b).........................................         (334,516)
         (5,364) Corning, Inc. ......................................................         (142,092)
                                                                                       ---------------
                                                                                              (476,608)
                                                                                       ---------------

                 ENERGY EQUIPMENT & SERVICES - (0.3%)
         (1,970) Halliburton Co. ....................................................         (111,443)
         (3,515) SEACOR Holdings, Inc. (b)...........................................         (258,599)
                                                                                       ---------------
                                                                                              (370,042)
                                                                                       ---------------

                 FOOD & STAPLES RETAILING - (0.1%)
         (6,397) Performance Food Group Co. (b)......................................         (141,694)
                                                                                       ---------------

                 FOOD PRODUCTS - (0.8%)
         (9,884) Amplify Snack Brands, Inc. (b)......................................          (95,183)
         (7,943) General Mills, Inc. ................................................         (496,279)
         (1,292) JM Smucker (The) Co. ...............................................         (175,518)
         (3,295) Mondelez International, Inc., Class A ..............................         (145,902)
                                                                                       ---------------
                                                                                              (912,882)
                                                                                       ---------------

                 HEALTH CARE EQUIPMENT & SUPPLIES - (1.2%)
         (7,152) Baxter International, Inc. .........................................         (342,652)
         (4,730) Boston Scientific Corp. (b).........................................         (113,804)
        (33,428) Cerus Corp. (b).....................................................         (142,403)
           (579) Cooper Cos, Inc./The ...............................................         (106,889)
        (14,558) Endologix, Inc. (b).................................................          (99,868)
         (4,098) Wright Medical Group NV (b).........................................         (103,188)
         (4,810) Zimmer Biomet Holdings, Inc. .......................................         (569,167)
                                                                                       ---------------
                                                                                            (1,477,971)
                                                                                       ---------------

                 HEALTH CARE PROVIDERS & SERVICES - (1.0%)
        (12,217) Brookdale Senior Living, Inc. (b)...................................         (182,889)
         (2,188) Cardinal Health, Inc. ..............................................         (164,012)
         (3,249) Centene Corp. (b)...................................................         (205,564)
         (7,274) Diplomat Pharmacy, Inc. (b).........................................          (99,945)
         (2,019) Laboratory Corp of America Holdings (b).............................         (270,970)
         (2,397) LifePoint Health, Inc. (b)..........................................         (142,262)
         (5,692) Tenet Healthcare Corp. (b)..........................................         (100,122)
                                                                                       ---------------
                                                                                            (1,165,764)
                                                                                       ---------------

                 HEALTH CARE TECHNOLOGY - (0.8%)
        (16,467) Allscripts Healthcare Solution (b)..................................         (192,829)
         (9,766) Cerner Corp. (b)....................................................         (524,532)
         (8,109) Omnicell, Inc. (b)..................................................         (291,113)
                                                                                       ---------------
                                                                                            (1,008,474)
                                                                                       ---------------

                 HOTELS, RESTAURANTS & LEISURE - (0.5%)
        (14,256) Aramark ............................................................         (482,423)


                        See Notes to Portfolio of Investments

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS SOLD SHORT (CONTINUED)

                 HOTELS, RESTAURANTS & LEISURE (CONTINUED)
         (1,052) Wynn Resorts Ltd. ..................................................  $      (106,704)
                                                                                       ---------------
                                                                                              (589,127)
                                                                                       ---------------

                 HOUSEHOLD DURABLES - (0.1%)
           (486) Mohawk Industries, Inc. (b).........................................         (104,898)
                                                                                       ---------------

                 HOUSEHOLD PRODUCTS - (0.1%)
         (2,070) Procter & Gamble (The) Co. .........................................         (181,332)
                                                                                       ---------------

                 INTERNET & DIRECT MARKETING RETAIL - (0.3%)
           (276) Amazon.com, Inc. (b)................................................         (227,281)
         (4,478) FTD Cos, Inc. (b)...................................................         (102,904)
                                                                                       ---------------
                                                                                              (330,185)
                                                                                       ---------------

                 INTERNET SOFTWARE & SERVICES - (0.6%)
         (5,185) Benefitfocus, Inc. (b)..............................................         (156,846)
         (4,240) Cornerstone OnDemand, Inc. (b)......................................         (172,526)
         (7,603) Instructure, Inc. (b)...............................................         (165,746)
         (2,826) New Relic, Inc. (b).................................................         (102,301)
         (8,684) Pandora Media, Inc. (b).............................................         (112,892)
                                                                                       ---------------
                                                                                              (710,311)
                                                                                       ---------------

                 IT SERVICES - (0.3%)
         (2,624) Black Knight Financial Services, Inc., Class A (b)..................          (95,645)
         (3,600) Broadridge Financial Solutions, Inc.................................         (239,508)
                                                                                       ---------------
                                                                                              (335,153)
                                                                                       ---------------

                 LIFE SCIENCES TOOLS & SERVICES - (0.2%)
           (569) Bio-Rad Laboratories, Inc., Class A (b).............................         (108,156)
           (713) Waters Corp. (b)....................................................         (100,996)
                                                                                       ---------------
                                                                                              (209,152)
                                                                                       ---------------

                 MACHINERY - (0.6%)
         (1,592) Deere & Co. ........................................................         (170,424)
         (8,039) PACCAR, Inc. .......................................................         (541,105)
                                                                                       ---------------
                                                                                              (711,529)
                                                                                       ---------------

                 MEDIA - (0.6%)
         (6,136) Comcast Corp., Class A .............................................         (462,777)
        (11,649) News Corp., Class A ................................................         (143,166)
         (5,340) Tribune Media Co., Class A .........................................         (154,006)
                                                                                       ---------------
                                                                                              (759,949)
                                                                                       ---------------

                 METALS & MINING - (0.1%)
         (3,254) Carpenter Technology Corp. .........................................         (130,225)
                                                                                       ---------------

                 MULTILINE RETAIL - (0.1%)
        (10,271) J.C. Penney Co., Inc. (b)...........................................          (68,302)
                                                                                       ---------------

                 OIL, GAS & CONSUMABLE FUELS - (1.3%)
         (4,308) Antero Resources Corp. (b)..........................................         (105,158)
         (3,172) Chevron Corp. ......................................................         (353,202)


                        See Notes to Portfolio of Investments

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS SOLD SHORT (CONTINUED)

                 OIL, GAS & CONSUMABLE FUELS (CONTINUED)
           (741) Concho Resources, Inc. (b)..........................................  $      (103,325)
         (1,038) EOG Resources, Inc. ................................................         (105,440)
         (1,444) EQT Corp. ..........................................................          (87,550)
         (5,443) Gulfport Energy Corp. (b)...........................................         (113,759)
         (3,935) Matador Resources Co. (b)...........................................         (103,608)
         (6,120) Newfield Exploration Co. (b)........................................         (245,289)
         (1,414) Occidental Petroleum Corp. .........................................          (95,827)
         (2,813) Parsley Energy, Inc., Class A (b)...................................          (99,074)
         (4,067) Rice Energy, Inc. (b)...............................................          (80,649)
                                                                                       ---------------
                                                                                            (1,492,881)
                                                                                       ---------------

                 PERSONAL PRODUCTS - (0.1%)
         (7,287) Coty, Inc., Class A.................................................         (139,910)
                                                                                       ---------------

                 PHARMACEUTICALS - (0.3%)
         (2,903) Dermira, Inc. (b)...................................................          (85,464)
         (1,265) Eli Lilly & Co. ....................................................          (97,443)
         (2,667) Medicines (The) Co. (b).............................................          (96,146)
        (14,021) TherapeuticsMD, Inc. (b)............................................          (81,462)
                                                                                       ---------------
                                                                                              (360,515)
                                                                                       ---------------

                 PROFESSIONAL SERVICES - (0.4%)
        (11,330) Nielsen Holdings PLC ...............................................         (463,510)
                                                                                       ---------------

                 ROAD & RAIL - (0.4%)
         (8,676) Hertz Global Holdings, Inc. (b).....................................         (181,936)
        (10,815) Werner Enterprises, Inc. ...........................................         (303,901)
                                                                                       ---------------
                                                                                              (485,837)
                                                                                       ---------------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - (0.2%)
         (1,056) Broadcom Ltd. ......................................................         (210,672)
                                                                                       ---------------

                 SOFTWARE - (0.8%)
         (2,467) Microsoft Corp. ....................................................         (159,491)
         (2,831) ServiceNow, Inc. (b)................................................         (256,545)
        (13,372) Symantec Corp. .....................................................         (368,399)
         (6,735) Zendesk, Inc. (b)...................................................         (161,169)
                                                                                       ---------------
                                                                                              (945,604)
                                                                                       ---------------

                 SPECIALTY RETAIL - (0.3%)
         (3,968) CarMax, Inc. (b)....................................................         (264,705)
         (1,478) Genesco, Inc. (b)...................................................          (88,976)
                                                                                       ---------------
                                                                                              (353,681)
                                                                                       ---------------

                 TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - (0.3%)
         (4,133) Hewlett Packard Enterprise Co. .....................................          (93,736)
        (41,403) Xerox Corp. ........................................................         (286,923)
                                                                                       ---------------
                                                                                              (380,659)
                                                                                       ---------------

                 TEXTILES, APPAREL & LUXURY GOODS - (0.4%)
         (1,577) Deckers Outdoor Corp. (b)...........................................          (90,835)


                        See Notes to Portfolio of Investments

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS SOLD SHORT (CONTINUED)

                 TEXTILES, APPAREL & LUXURY GOODS (CONTINUED)
         (3,550) G-III Apparel Group Ltd. (b)........................................  $       (93,223)
         (4,910) VF Corp. ...........................................................         (252,767)
                                                                                       ---------------
                                                                                              (436,825)
                                                                                       ---------------

                 THRIFTS & MORTGAGE FINANCE - (0.4%)
        (25,711) TFS Financial Corp. ................................................         (449,685)
                                                                                       ---------------

                 WIRELESS TELECOMMUNICATION SERVICES - (0.3%)
         (2,295) T-Mobile US, Inc. (b)...............................................         (142,910)
         (6,976) Telephone & Data Systems, Inc. .....................................         (213,814)
                                                                                       ---------------
                                                                                              (356,724)
                                                                                       ---------------
                 TOTAL COMMON STOCKS SOLD SHORT .....................................      (22,878,017)
                 (Cost $(22,239,461))                                                  ---------------

REAL ESTATE INVESTMENT TRUSTS SOLD SHORT - (1.8%)

                 EQUITY REAL ESTATE INVESTMENT TRUSTS - (1.8%)
         (1,449) AvalonBay Communities, Inc. ........................................         (251,126)
         (2,371) CyrusOne, Inc. .....................................................         (114,187)
           (484) Equinix, Inc. ......................................................         (186,330)
         (3,525) Federal Realty Investment Trust ....................................         (495,016)
         (5,721) Gramercy Property Trust ............................................         (150,691)
        (15,138) Healthcare Trust of America, Inc., Class A .........................         (440,062)
         (2,039) Highwoods Properties, Inc. .........................................         (104,825)
         (2,196) QTS Realty Trust, Inc., Class A.....................................         (110,656)
         (2,690) Realty Income Corp. ................................................         (160,405)
         (8,810) STORE Capital Corp. ................................................         (208,445)
                                                                                       ---------------
                 TOTAL REAL ESTATE INVESTMENT TRUSTS SOLD SHORT .....................       (2,221,743)
                 (Proceeds $(2,183,881))                                               ---------------

                 TOTAL INVESTMENTS SOLD SHORT - (21.1%) .............................      (25,099,760)
                 (Proceeds $(24,423,342))

                 NET OTHER ASSETS AND LIABILITIES - 21.2% ...........................       25,181,577
                                                                                       ---------------
                 NET ASSETS - 100.0% ................................................  $   118,565,804
                                                                                       ===============

-----------------------------

(a) All or a portion of this security serves as collateral for investments sold short.

(b)   Non-income producing security.

(c) Non-income producing security which makes in-kind distributions. There were no in-kind distributions received for the fiscal year ended January 31, 2017.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $12,584,049 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,925,326.

ADR   American Depositary Receipt


                        See Notes to Portfolio of Investments

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of January 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                               ASSETS TABLE
                                                                                  LEVEL 2       LEVEL 3
                                                     TOTAL          LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                    VALUE AT         QUOTED      OBSERVABLE   UNOBSERVABLE
                                                    1/31/2017        PRICES        INPUTS        INPUTS
                                                    ------------  ------------  ------------  ------------
Common Stocks*....................................  $104,725,020  $104,725,020  $         --  $         --
Real Estate Investment Trusts*....................       833,124       833,124            --            --

Master Limited Partnerships*......................     3,306,817     3,306,817            --            --
Exchange-Traded Funds*............................     9,619,026     9,619,026            --            --
                                                    ------------  ------------  ------------  ------------
Total Investments.................................  $118,483,987  $118,483,987  $         --  $         --
                                                    ============  ============  ============  ============


                                            LIABILITIES TABLE
                                                                                  LEVEL 2       LEVEL 3
                                                       TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                      VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
                                                     1/31/2017       PRICES        INPUTS        INPUTS
                                                    ------------  ------------  ------------  ------------
Common Stocks Sold Short*........................   $(22,878,017) $(22,878,017) $         --  $         --
Real Estate Investment Trusts Sold Short*.........    (2,221,743)   (2,221,743)           --            --
                                                    ------------  ------------  ------------  ------------
Total Investments Sold Short .....................  $(25,099,760) $(25,099,760) $         --  $         --
                                                    ============  ============  ============  ============

*See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2017.


                        See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                    FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
                          JANUARY 31, 2017 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund III (the "Trust") is a non-diversified open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of ten funds that are offering shares. This report covers the First Trust Long/Short Equity ETF (the "Fund"), which trades under the ticker FTLS on the NYSE Arca, Inc.

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on The New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Common stocks, real estate investment trusts, master limited partnerships and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended), for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

                    FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
                          JANUARY 31, 2017 (UNAUDITED)

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2017, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. SHORT SALES

Short sales are utilized for investment and risk management purposes and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold that are not currently owned in the Fund's portfolio. When the Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund will pay a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities. Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale, which is affected by the Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund's portfolio. The Fund is subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund. The Fund has established an account with Pershing, LLC for the purpose of purchasing securities on margin. The Fund pays interest on any margin balance, which is calculated as the daily margin account balance times the broker's margin interest rate.

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2017 (UNAUDITED)

   PRINCIPAL
     VALUE
     (LOCAL                                                                   STATED         STATED          VALUE
   CURRENCY)                           DESCRIPTION                            COUPON        MATURITY     (US DOLLARS)
----------------  ------------------------------------------------------  --------------  ------------  ---------------
FOREIGN SOVEREIGN BONDS AND NOTES - 93.0%

                  BRAZIL - 11.9%
       4,250,000  Brazil Notas do Tesouro Nacional, Series F (BRL) .....      10.00%        01/01/21    $     1,324,512
       3,600,000  Brazil Notas do Tesouro Nacional, Series F (BRL) .....      10.00%        01/01/25          1,093,036
                                                                                                        ---------------
                                                                                                              2,417,548
                                                                                                        ---------------

                  CHILE - 4.3%
     120,000,000  Bonos del Banco Central de Chile en Pesos (CLP) ......       6.00%        02/01/21            200,369
     410,000,000  Chile Government International Bond (CLP) ............       5.50%        08/05/20            670,084
                                                                                                        ---------------
                                                                                                                870,453
                                                                                                        ---------------

                  COLOMBIA - 1.7%
   1,012,000,000  Colombian TES (COP) ..................................       7.00%        05/04/22            354,943
                                                                                                        ---------------

                  CZECH REPUBLIC - 3.9%
      16,860,000  Czech Republic Government Bond (CZK) .................       2.40%        09/17/25            790,054
                                                                                                        ---------------

                  HUNGARY - 4.8%
     198,800,000  Hungary Government Bond (HUF) ........................       6.50%        06/24/19            787,338
      44,530,000  Hungary Government Bond (HUF) ........................       5.50%        06/24/25            182,122
                                                                                                        ---------------
                                                                                                                969,460
                                                                                                        ---------------

                  INDONESIA - 11.8%
   1,500,000,000  Indonesia Treasury Bond (IDR) ........................       7.88%        04/15/19            114,754
  14,714,000,000  Indonesia Treasury Bond (IDR) ........................       8.38%        03/15/24          1,146,595
   6,894,000,000  Indonesia Treasury Bond (IDR).........................       8.38%        09/15/26            543,270
   7,930,000,000  Indonesia Treasury Bond (IDR) ........................       8.38%        03/15/34            606,071
                                                                                                        ---------------
                                                                                                              2,410,690
                                                                                                        ---------------

                  ISRAEL - 1.9%
       1,070,000  Israel Government Bond - Fixed (ILS) .................       6.25%        10/30/26            384,636
                                                                                                        ---------------

                  MALAYSIA - 3.2%
       2,850,000  Malaysia Government Bond (MYR) ......................        4.16%        07/15/21            657,559
                                                                                                        ---------------

                  MEXICO - 4.7%
       9,230,000  Mexican Bonos (MXN) ..................................      10.00%        12/05/24            512,702
       9,290,000  Mexican Bonos (MXN) ..................................       7.75%        05/29/31            442,434
                                                                                                        ---------------
                                                                                                                955,136
                                                                                                        ---------------

                  PERU - 4.6%
       2,795,000  Peru Government Bond (PEN) ...........................       7.84%        08/12/20            935,293
                                                                                                        ---------------

                  PHILIPPINES - 3.8%
      28,000,000  Philippine Government International Bond (PHP) .......       4.95%        01/15/21            576,711


                        See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

   PRINCIPAL
     VALUE
     (LOCAL                                                                   STATED         STATED          VALUE
   CURRENCY)                           DESCRIPTION                            COUPON        MATURITY     (US DOLLARS)
----------------  ------------------------------------------------------  --------------  ------------  ---------------
FOREIGN SOVEREIGN BONDS AND NOTES (CONTINUED)

                  PHILIPPINES (CONTINUED)
      10,000,000  Philippine Government International Bond (PHP) .......       3.90%        11/26/22    $       194,675
                                                                                                        ---------------
                                                                                                                771,386
                                                                                                        ---------------

                  POLAND - 4.9%
         600,000  Republic of Poland Government Bond (PLN) .............       5.50%        10/25/19            162,184
       2,545,000  Republic of Poland Government Bond (PLN) .............       4.00%        10/25/23            655,490
         615,000  Republic of Poland Government Bond (PLN) .............       5.75%        04/25/29            181,071
                                                                                                        ---------------
                                                                                                                998,745
                                                                                                        ---------------

                  ROMANIA - 9.6%
       7,130,000  Romania Government Bond (RON) ........................       5.85%        04/26/23          1,944,799
                                                                                                        ---------------

                  SOUTH AFRICA - 13.3%
      10,850,000  Republic of South Africa Government Bond (ZAR) .......       7.25%        01/15/20            790,741
      16,405,000  Republic of South Africa Government Bond (ZAR) .......      10.50%        12/21/26          1,351,358
      10,780,000  Republic of South Africa Government Bond (ZAR) .......       6.25%        03/31/36            575,854
                                                                                                        ---------------
                                                                                                              2,717,953
                                                                                                        ---------------

                  THAILAND - 3.8%
      25,280,000  Thailand Government Bond (THB) .......................       3.63%        06/16/23            770,237
                                                                                                        ---------------

                  TURKEY - 4.8%
       1,740,000  Turkey Government Bond (TRY) .........................      10.50%        01/15/20            459,078
       2,260,000  Turkey Government Bond (TRY) .........................       8.00%        03/12/25            512,118
                                                                                                        ---------------
                                                                                                                971,196
                                                                                                        ---------------
                  TOTAL FOREIGN SOVEREIGN BONDS AND NOTES.............................................       18,920,088
                  (Cost $19,630,159)                                                                    ---------------

FOREIGN CORPORATE BONDS AND NOTES - 2.0%

                  SUPRANATIONALS - 2.0%
       3,030,000  European Investment Bank (ZAR) .......................       6.00%        10/21/19            212,955
         630,000  International Finance Corp. (BRL) ....................      10.00%        06/12/17            199,898
                                                                                                        ---------------
                  TOTAL FOREIGN CORPORATE BONDS AND NOTES.............................................          412,853
                  (Cost $447,206)                                                                       ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

                                                                                                             VALUE
                                                     DESCRIPTION                                         (US DOLLARS)
                  ----------------------------------------------------------------------------------    ---------------
                  TOTAL INVESTMENTS - 95.0%.........................................................    $    19,332,941
                  (Cost $20,077,365) (a)

                  NET OTHER ASSETS AND LIABILITIES - 5.0%...........................................          1,026,083
                                                                                                        ---------------
                  NET ASSETS - 100.0%...............................................................    $    20,359,024
                                                                                                        ===============

-----------------------------

(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $359,108 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,103,532.

Currency Abbreviations:
           BRL   Brazilian Real
           CLP   Chilean Peso
           COP   Colombian Peso
           CZK   Czech Republic Koruna
           HUF   Hungarian Forint
           IDR   Indonesian Rupiah
           ILS   Israel Shekel
           MXN   Mexican Peso
           MYR   Malaysian Ringgit
           PEN   Peruvian New Sol
           PHP   Philippines Peso
           PLN   Polish Zloty
           RON   Romanian Lev
           RUB   Russian Ruble
           THB   Thailand Baht
           TRY   Turkish Lira
           USD   United States Dollar
           ZAR   South African Rand


                        See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)


VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                     ASSETS TABLE
                                                                                          LEVEL 2          LEVEL 3
                                                         TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                       VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                       1/31/2017         PRICES           INPUTS           INPUTS
                                                    ---------------  ---------------  ---------------  ---------------
Foreign Sovereign Bonds and Notes*............      $    18,920,088  $            --  $    18,920,088  $            --
Foreign Corporate Bonds and Notes*............              412,853               --          412,853               --
                                                    ---------------  ---------------  ---------------  ---------------
Total Investments.............................           19,332,941               --       19,332,941               --
Other Financial Instruments:
Forward Foreign Currency Contracts**..........                7,384               --            7,384               --
                                                    ---------------  ---------------  ---------------  ---------------
Total.........................................      $    19,340,325  $            --  $    19,340,325  $            --
                                                    ===============  ===============  ===============  ===============

                                                  LIABILITIES TABLE
                                                                                          LEVEL 2          LEVEL 3
                                                         TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                       VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                       1/31/2017         PRICES           INPUTS           INPUTS
                                                    ---------------  ---------------  ---------------  ---------------
Forward Foreign Currency Contracts**..........      $       (79,380) $            --  $       (79,380) $            --
                                                    ===============  ===============  ===============  ===============

*   See the Portfolio of Investments for country breakout.

** See the Schedule of Forward Foreign Currency Contracts for contract and currency detail.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2017.


                        See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

-----------------------------------------         ------------------------------------------
                            % OF TOTAL                                        % OF TOTAL
                            INVESTMENTS           CURRENCY EXPOSURE          INVESTMENTS
CREDIT QUALITY +         (INCLUDING CASH)         DIVERSIFICATION         (INCLUDING CASH)++
-----------------------------------------         ------------------------------------------
AAA                                  2.1%         ZAR                                  14.9%
AA                                   8.3          BRL                                  13.2
A+                                   1.9          IDR                                  12.1
A                                   13.1          RUB                                   7.1
A-                                   8.6          USD                                   6.7
BBB+                                 1.8          CLP                                   6.3
BBB                                 17.5          COP                                   6.1
BBB-                                31.6          MXN                                   4.8
BB                                  12.1          PEN                                   4.7
Cash                                 3.0          THB                                   4.0
                                  -------         CZK                                   4.0
                      Total        100.0%         PHP                                   3.9
                                  =======         MYR                                   3.3
                                                  HUF                                   2.1
                                                  PLN                                   1.9
                                                  ILS                                   1.9
                                                  TRY                                   1.7
                                                  RON                                   1.3
                                                                                     -------
                                                                        Total         100.0%
                                                                                     =======

+ The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor's Ratings Group, a division of the McGraw-Hill Companies, Inc., Moody's Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

++ The weightings include the impact of currency forwards.


                        See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)


FORWARD FOREIGN CURRENCY CONTRACTS (see Note 2C - Forward Foreign Currency Contracts in the Notes to Portfolio of Investments):

                                       FORWARD FOREIGN CURRENCY CONTRACTS
                            --------------------------------------------------------
                                                                        PURCHASE            SALE          UNREALIZED
SETTLEMENT                        AMOUNT              AMOUNT          VALUE AS OF       VALUE AS OF      APPRECIATION/
   DATE     COUNTERPARTY      PURCHASED (1)          SOLD (1)       JANUARY 31, 2017  JANUARY 31, 2017  (DEPRECIATION)
----------  --------------  ------------------  ------------------  ----------------  ----------------  ---------------
 02/23/17        BNS        CLP    245,600,000  USD        372,403  $        378,151  $        372,403  $         5,748
 02/23/17        BNS        COP  2,500,000,000  USD        850,051           851,687           850,051            1,636
 02/27/17        BNS        RUB     85,000,000  USD      1,422,951         1,405,067         1,422,951          (17,884)
 02/23/17        BBH        USD        549,591  HUF    160,000,000           549,591           557,471           (7,880)
 02/23/17        BBH        USD        608,123  PLN      2,500,000           608,123           624,045          (15,922)
 02/23/17        BBH        USD      1,655,065  RON      7,000,000         1,655,065         1,681,402          (26,337)
 02/23/17        BBH        USD        621,245  TRY      2,400,000           621,245           632,602          (11,357)
                                                                                                        ---------------
Net Unrealized Appreciation (Depreciation)............................................................  $       (71,996)
                                                                                                        ===============

(1)   Please see Portfolio of Investments for currency descriptions.

Counterparty Abbreviations:
           BBH   Brown Brothers Harriman & Co.
           BNS   Bank of Nova Scotia


                        See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

          FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
                          JANUARY 31, 2017 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund III (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of ten funds that are currently offering shares. This report covers the First Trust Emerging Markets Local Currency Bond ETF (the "Fund"), which trades under the ticker FEMB on The Nasdaq Stock Market LLC ("Nasdaq").

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on The New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the Fund's NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Bonds, notes and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

      Forward foreign currency contracts are fair valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety, and one-hundred eighty day forward rates provided by a third-party pricing service.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely

          FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
                          JANUARY 31, 2017 (UNAUDITED)

to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1) the fundamental business data relating to the issuer, or economic data relating to the country of issue;

      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

      3)    the type, size and cost of security;

      4) the financial statements of the issuer, or the financial condition of the country of issue;

      5) the credit quality and cash flow of the issuer, or country of issue, based on the Advisor's or external analysis;

      6) the information as to any transactions in or offers for the security;

      7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

      8)    the coupon payments;

      9) the quality, value and salability of collateral, if any, securing the security;

     10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);

     11) the economic, political and social prospects/developments of the country of issue and the assessment of the country's governmental leaders/officials (for sovereign debt only);

     12) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

     13)    other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2017, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FORWARD FOREIGN CURRENCY CONTRACTS

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objective. Forward foreign currency contracts are agreements between two parties ("Counterparties") to exchange one currency for another at a future date and at a specified price. The Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included on the Forward Foreign Currency Contracts table in the Portfolio of Investments. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency, securities values

          FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
                          JANUARY 31, 2017 (UNAUDITED)

and interest rates. Due to the risks, the Fund could incur losses in excess of the net unrealized value shown on the Forward Foreign Currency Contracts table in the Portfolio of Investments. In the event of default by the Counterparty, the Fund will provide notice to the Counterparty of the Fund's intent to convert the currency held by the Fund into the currency that the Counterparty agreed to exchange with the Fund. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

D. FOREIGN CURRENCY

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.

                           3. DERIVATIVE TRANSACTIONS

During the fiscal year-to-date period (November 1, 2016 through January 31,
2017), the notional values of forward foreign currency contracts opened and closed were $28,968,383 and $25,764,782, respectively.

FIRST TRUST RIVERFRONT DYNAMIC ASIA PACIFIC ETF (RFAP)
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) - 98.3%

                 AUSTRALIA - 19.8%
         16,093  AMP Ltd. ...........................................................  $         61,025
          4,288  Australia & New Zealand Banking Group Ltd. .........................            95,252
          9,072  Bank of Queensland Ltd. ............................................            82,356
          8,875  Bendigo and Adelaide Bank Ltd. .....................................            84,472
          9,054  BHP Billiton Ltd. ..................................................           182,925
          4,534  Commonwealth Bank of Australia .....................................           280,795
          2,959  Flight Centre Travel Group Ltd. ....................................            67,189
          8,148  Insurance Australia Group Ltd. .....................................            35,655
          4,167  National Australia Bank Ltd. .......................................            95,850
         11,493  Platinum Asset Management Ltd. .....................................            43,494
         30,478  Qantas Airways Ltd. ................................................            78,820
          3,633  QBE Insurance Group Ltd. ...........................................            34,441
          3,759  Suncorp Group Ltd. .................................................            37,146
          5,160  TPG Telecom Ltd. ...................................................            25,319
         10,944  Westpac Banking Corp. ..............................................           263,191
          4,065  Woodside Petroleum Ltd. ............................................            97,296
                                                                                       ----------------
                                                                                              1,565,226
                                                                                       ----------------

                 CANADA - 1.8%
          2,195  CI Financial Corp. .................................................            45,882
          3,094  Empire Co., Ltd., Class A ..........................................            38,638
          3,792  Jean Coutu Group (The) PJC, Inc., Class A ..........................            59,594
                                                                                       ----------------
                                                                                                144,114
                                                                                       ----------------

                 CAYMAN ISLANDS - 2.4%
          9,527  ASM Pacific Technology Ltd. ........................................           116,035
         11,500  Cheung Kong Property Holdings Ltd. .................................            76,183
                                                                                       ----------------
                                                                                                192,218
                                                                                       ----------------

                 HONG KONG - 6.3%
         10,500  BOC Hong Kong Holdings Ltd. ........................................            42,223
          9,400  CLP Holdings Ltd. ..................................................            91,893
          4,987  Hang Seng Bank Ltd. ................................................           102,132
         12,600  Henderson Land Development Co., Ltd. ...............................            69,911
         17,000  Hysan Development Co., Ltd. ........................................            77,782
          9,900  Swire Pacific Ltd., Class A ........................................           100,992
          4,180  Television Broadcasts Ltd. .........................................            16,054
                                                                                       ----------------
                                                                                                500,987
                                                                                       ----------------

                 JAPAN - 62.8%
          4,600  Alfresa Holdings Corp. .............................................            75,573
          5,400  Amada Holdings Co., Ltd. ...........................................            63,560
         24,000  Aozora Bank Ltd. ...................................................            87,574
         14,000  Asahi Glass Co., Ltd. ..............................................           104,154
          3,300  Calbee, Inc. .......................................................           107,409
          5,200  Chubu Electric Power Co., Inc. .....................................            69,220
          6,000  Dai Nippon Printing Co., Ltd. ......................................            61,057
         16,000  Daiwa Securities Group, Inc. .......................................           102,524
          3,600  Electric Power Development Co., Ltd. ...............................            83,631
          2,900  Fuji Heavy Industries Ltd. .........................................           116,606


                        See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC ASIA PACIFIC ETF (RFAP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)

                 JAPAN (CONTINUED)
            300  FUJIFILM Holdings Corp. ............................................  $         11,624
          2,300  Haseko Corp. .......................................................            25,381
          6,000  Hitachi Ltd. .......................................................            34,413
          3,900  Honda Motor Co., Ltd. ..............................................           116,990
          7,200  Inpex Corp. ........................................................            70,814
          2,500  Itochu Techno-Solutions Corp. ......................................            67,199
          1,800  Japan Airlines Co., Ltd. ...........................................            57,423
          2,300  Japan Petroleum Exploration Co., Ltd. ..............................            51,700
          5,200  Japan Tobacco, Inc. ................................................           167,638
          3,900  JFE Holdings, Inc. .................................................            68,460
         13,000  Kajima Corp. .......................................................            90,612
          6,900  Kansai Electric Power (The) Co., Inc. (b)...........................            73,608
          2,800  Konami Holdings Corp. ..............................................           112,089
          1,600  Kyocera Corp. ......................................................            83,380
          7,800  Matsui Securities Co., Ltd. ........................................            66,940
          5,000  Mazda Motor Corp. ..................................................            73,864
          3,500  Medipal Holdings Corp. .............................................            56,696
          1,100  Miraca Holdings, Inc. ..............................................            50,270
          2,100  Mitsubishi Chemical Holdings Corp. .................................            14,688
          6,000  Mitsubishi Estate Co., Ltd. ........................................           114,914
         24,000  Mitsubishi Heavy Industries Ltd. ...................................           108,171
         12,400  Mitsubishi Motors Corp. ............................................            67,321
            600  Mitsubishi Paper Mills Ltd. (b).....................................             4,177
         20,000  Mitsubishi Steel Manufacturing Co., Ltd. ...........................            45,700
          4,100  Mitsubishi UFJ Financial Group, Inc. ...............................            26,540
         26,000  Mitsui OSK Lines Ltd. ..............................................            82,898
         10,300  NHK Spring Co., Ltd. ...............................................           103,812
            900  Nippon Steel & Sumitomo Metal Corp. ................................            21,812
          3,000  NOK Corp. ..........................................................            60,898
          4,000  Nomura Real Estate Holdings, Inc. ..................................            68,904
          1,700  NTT Data Corp. .....................................................            85,821
         10,900  Obayashi Corp. .....................................................           103,874
          2,000  Omron Corp. ........................................................            82,101
          1,200  Oracle Corp. .......................................................            67,169
         10,600  Panasonic Corp. ....................................................           110,638
          2,200  Sankyo Co., Ltd. ...................................................            73,554
          3,400  Sanrio Co., Ltd. ...................................................            66,789
          5,700  Sega Sammy Holdings, Inc. ..........................................            89,657
          3,200  Seiko Epson Corp. ..................................................            66,063
         12,000  Shimizu Corp. ......................................................           110,424
          4,800  Sony Corp. .........................................................           145,518
          4,900  Sony Financial Holdings, Inc. ......................................            82,585
          3,000  Sumitomo Chemical Co., Ltd. ........................................            16,022
          7,500  Sumitomo Electric Industries Ltd. ..................................           109,434
         11,000  Sumitomo Heavy Industries Ltd. .....................................            75,795
          1,400  Sumitomo Mitsui Financial Group, Inc. ..............................            55,189
            300  Sumitomo Mitsui Trust Holdings, Inc. ...............................            11,244
          6,000  Sumitomo Osaka Cement Co., Ltd. ....................................            24,179
            300  Suntory Beverage & Food Ltd. .......................................            12,740


                        See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC ASIA PACIFIC ETF (RFAP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)

                 JAPAN (CONTINUED)
          1,900  Suzuken Co., Ltd. ..................................................  $         62,767
          2,200  Suzuki Motor Corp. .................................................            85,128
         11,900  TOC Co., Ltd. ......................................................            94,117
          7,000  Toho Gas Co., Ltd. .................................................            52,263
          2,500  Tohoku Electric Power Co., Inc. ....................................            30,467
          8,900  Tokyo Electric Power Co., Holdings, Inc. (b)........................            34,131
          7,000  Toppan Printing Co., Ltd. ..........................................            68,754
          2,900  Toyoda Gosei Co., Ltd. .............................................            69,887
          1,800  Toyota Industries Corp. ............................................            87,043
          3,600  Yaskawa Electric Corp. .............................................            65,075
          3,700  Yokohama Rubber (The) Co., Ltd. ....................................            65,178
                                                                                       ----------------
                                                                                              4,973,850
                                                                                       ----------------

                 MALAYSIA - 1.1%
          7,800  British American Tobacco Malaysia Bhd ..............................            81,601
                                                                                       ----------------

                 SINGAPORE - 4.1%
          4,200  DBS Group Holdings Ltd. ............................................            56,532
         22,000  Keppel Corp., Ltd. .................................................            96,314
         36,400  StarHub Ltd. .......................................................            76,708
          6,200  United Overseas Bank Ltd. ..........................................            92,031
                                                                                       ----------------
                                                                                                321,585
                                                                                       ----------------
                 TOTAL COMMON STOCKS ................................................         7,779,581
                 (Cost $7,623,831)                                                     ----------------

REAL ESTATE INVESTMENT TRUSTS (a) - 1.8%

                 JAPAN - 1.8%
             16  Japan Prime Realty Investment Corp. ................................            64,192
             51  United Urban Investment Corp. ......................................            81,349
                                                                                       ----------------
                 TOTAL REAL ESTATE INVESTMENT TRUSTS ................................           145,541
                 (Cost $145,942)                                                       ----------------

                 TOTAL INVESTMENTS - 100.1% .........................................         7,925,122
                 (Cost $7,769,773) (c)

                 NET OTHER ASSETS AND LIABILITIES - (0.1%) ..........................            (6,894)
                                                                                       ----------------
                 NET ASSETS - 100.0% ................................................  $      7,918,228
                                                                                       ================

-----------------------------

(a) Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $306,498 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $151,149.


                        See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC ASIA PACIFIC ETF (RFAP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of January 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                   ASSETS TABLE
                                                                                      LEVEL 2          LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                   1/31/2017         PRICES           INPUTS           INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks*................................  $     7,779,581  $     7,779,581  $            --  $            --
Real Estate Investment Trusts*................          145,541          145,541               --               --
                                                ---------------  ---------------  ---------------  ---------------
Total Investments.............................  $     7,925,122  $     7,925,122  $            --  $            --
                                                ===============  ===============  ===============  ===============

                                                LIABILITIES TABLE
                                                                                      LEVEL 2          LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                   1/31/2017         PRICES           INPUTS           INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Forward Foreign Currency Contracts**..........  $        (7,084) $        (7,084) $            --  $            --
                                                ===============  ===============  ===============  ===============

*  See Portfolio of Investments for country breakout.
** See the table of Forward Foreign Currency Contracts for contract and currency detail.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2017.

                                   FORWARD FOREIGN CURRENCY CONTRACTS
                            -------------------------------------------------
                                                                 PURCHASE           SALE          UNREALIZED
SETTLEMENT                      AMOUNT           AMOUNT         VALUE AS OF      VALUE AS OF     APPRECIATION/
   DATE      COUNTERPARTY    PURCHASED (a)      SOLD (a)         1/31/2017        1/31/2017     (DEPRECIATION)
----------  --------------  ---------------  ---------------  ---------------  ---------------  ---------------
 02/28/17        BBH        USD     518,200  JPY  59,271,716  $       518,200  $       525,284  $        (7,084)
                                                                                                ===============

(a) Please see Currency Exposure Diversification table for currency descriptions.

Counterparty Abbreviations:
      BBH   Brown Brothers Harriman and Co.


                        See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC ASIA PACIFIC ETF (RFAP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)


CURRENCY EXPOSURE                            % OF TOTAL
DIVERSIFICATION                             INVESTMENTS +
-----------------------------------------------------------
JPY                                             58.0%
AUD                                             19.8
HKD                                              8.7
USD                                              7.3
SGD                                              4.1
CAD                                              1.1
MYR                                              1.0
                                               ------
Total                                          100.0%
                                               ======

+ The weightings include the impact of currency forwards.


Currency Abbreviations:
    AUD  Australian Dollar
    CAD  Canadian Dollar
    HKD  Hong Kong Dollar
    JPY  Japanese Yen
    MYR  Malaysian Ringgit
    SGD  Singapore Dollar
    USD  United States Dollar


                                             % OF TOTAL
SECTOR ALLOCATION                            INVESTMENTS
-----------------------------------------------------------
Financials                                      23.8%
Consumer Discretionary                          19.6
Industrials                                     13.9
Information Technology                          10.0
Real Estate                                      9.4
Consumer Staples                                 5.9
Utilities                                        5.5
Materials                                        4.7
Health Care                                      3.1
Energy                                           2.8
Telecommunication Services                       1.3
                                               ------
Total                                          100.0%
                                               ======


                        See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC DEVELOPED INTERNATIONAL ETF (RFDI)
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) - 98.6%

                 AUSTRALIA - 6.5%
         54,999  AMP Ltd. ...........................................................  $        208,556
         14,656  Australia & New Zealand Banking Group Ltd. .........................           325,562
         31,006  Bank of Queensland Ltd. ............................................           281,474
         30,330  Bendigo and Adelaide Bank Ltd. .....................................           288,678
         30,945  BHP Billiton Ltd. ..................................................           625,206
         15,496  Commonwealth Bank of Australia .....................................           959,682
         10,112  Flight Centre Travel Group Ltd. ....................................           229,608
         27,847  Insurance Australia Group Ltd. .....................................           121,858
         14,241  National Australia Bank Ltd. .......................................           327,575
         39,280  Platinum Asset Management Ltd. .....................................           148,652
        104,165  Qantas Airways Ltd. ................................................           269,386
         12,419  QBE Insurance Group Ltd. ...........................................           117,732
         12,847  Suncorp Group Ltd. .................................................           126,953
         17,637  TPG Telecom Ltd. ...................................................            86,542
         37,405  Westpac Banking Corp. ..............................................           899,548
         13,891  Woodside Petroleum Ltd. ............................................           332,482
                                                                                       ----------------
                                                                                              5,349,494
                                                                                       ----------------

                 AUSTRIA - 2.2%
         29,315  RHI AG .............................................................           721,360
         67,375  Telekom Austria AG .................................................           415,151
         16,919  voestalpine AG .....................................................           715,951
                                                                                       ----------------
                                                                                              1,852,462
                                                                                       ----------------

                 BELGIUM - 1.4%
          2,748  Bekaert S.A., N.V. .................................................           118,955
          1,588  Proximus S.A. DP ...................................................            45,539
         10,736  UCB S.A. ...........................................................           738,484
          4,370  Umicore S.A. .......................................................           244,362
                                                                                       ----------------
                                                                                              1,147,340
                                                                                       ----------------

                 CANADA - 0.6%
          7,449  CI Financial Corp. .................................................           155,706
         10,642  Empire Co., Ltd., Class A ..........................................           132,897
         13,125  Jean Coutu Group (The) PJC, Inc., Class A ..........................           206,268
                                                                                       ----------------
                                                                                                494,871
                                                                                       ----------------

                 CAYMAN ISLANDS - 0.8%
         32,518  ASM Pacific Technology Ltd. ........................................           396,055
         39,940  Cheung Kong Property Holdings Ltd. .................................           264,588
                                                                                       ----------------
                                                                                                660,643
                                                                                       ----------------

                 DENMARK - 2.5%
            245  AP Moller - Maersk A/S, Class A ....................................           390,523
          2,336  Danske Bank A/S ....................................................            77,760
            806  Dfds A/S ...........................................................            39,385
          6,467  Genmab A/S (b)......................................................         1,246,750
          4,987  Vestas Wind Systems A/S ............................................           348,662
                                                                                       ----------------
                                                                                              2,103,080
                                                                                       ----------------


                        See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC DEVELOPED INTERNATIONAL ETF (RFDI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)

                 FINLAND - 3.9%
          2,138  Elisa OYJ ..........................................................  $         72,078
         11,471  Kemira OYJ .........................................................           143,766
          9,806  Kone OYJ, Class B ..................................................           443,536
          5,300  Metso OYJ ..........................................................           162,830
         15,426  Neste OYJ ..........................................................           537,205
         62,197  Outokumpu OYJ ......................................................           555,597
         10,764  Sampo OYJ, Class A .................................................           498,487
          3,446  Tieto OYJ ..........................................................            95,454
         28,557  UPM-Kymmene OYJ ....................................................           647,373
          5,340  Valmet OYJ .........................................................            84,335
                                                                                       ----------------
                                                                                              3,240,661
                                                                                       ----------------

                 FRANCE - 6.0%
          4,629  Arkema S.A. ........................................................           456,726
          6,408  AXA S.A. ...........................................................           157,164
          2,914  BNP Paribas S.A. ...................................................           186,160
          1,446  Christian Dior SE ..................................................           310,240
          2,537  Cie Generale des Etablissements Michelin ...........................           272,171
         48,364  Credit Agricole S.A. ...............................................           640,343
          1,268  Dassault Systemes SE ...............................................            98,116
          4,642  Edenred ............................................................           101,048
          7,573  Eiffage S.A. .......................................................           544,295
            346  Hermes International ...............................................           150,318
          5,793  Orange S.A. ........................................................            89,582
          2,477  Publicis Groupe S.A. ...............................................           169,954
         12,750  Societe Generale S.A. ..............................................           622,873
          1,617  Sodexo S.A. ........................................................           178,657
            561  Thales S.A. ........................................................            52,554
          6,468  TOTAL S.A. .........................................................           325,790
          3,494  Valeo S.A. .........................................................           213,181
          1,118  Vinci S.A. .........................................................            78,326
         18,218  Vivendi S.A. .......................................................           333,148
                                                                                       ----------------
                                                                                              4,980,646
                                                                                       ----------------

                 GERMANY - 8.8%
          3,881  adidas AG ..........................................................           610,206
          1,298  Allianz SE .........................................................           219,707
         11,397  Bayer AG ...........................................................         1,258,603
          1,385  Carl Zeiss Meditec AG ..............................................            51,664
          7,205  Covestro AG (c) ....................................................           540,479
          2,175  Deutsche Post AG ...................................................            72,680
         30,511  Deutsche Telekom AG ................................................           532,256
          1,728  Deutsche Wohnen AG .................................................            56,222
         17,925  Fuchs Petrolub AG (Preference Shares) ..............................           818,313
          2,577  GEA Group AG .......................................................           106,379
         26,963  Infineon Technologies AG ...........................................           494,520
         13,071  SAP SE .............................................................         1,194,142
          4,390  Siemens AG .........................................................           550,909
         10,932  Software AG ........................................................           393,390


                        See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC DEVELOPED INTERNATIONAL ETF (RFDI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)

                 GERMANY (CONTINUED)
          2,724  Volkswagen AG (Preference Shares) ..................................  $        423,146
                                                                                       ----------------
                                                                                              7,322,616
                                                                                       ----------------

                 HONG KONG - 2.1%
         35,489  BOC Hong Kong Holdings Ltd. ........................................           142,708
         32,928  CLP Holdings Ltd. ..................................................           321,900
         17,124  Hang Seng Bank Ltd. ................................................           350,694
         42,837  Henderson Land Development Co., Ltd. ...............................           237,680
         57,230  Hysan Development Co., Ltd. ........................................           261,850
         34,894  Swire Pacific Ltd., Class A ........................................           355,960
         14,319  Television Broadcasts Ltd. .........................................            54,996
                                                                                       ----------------
                                                                                              1,725,788
                                                                                       ----------------

                 ITALY - 1.2%
         23,752  Enel S.p.A. ........................................................            99,074
            734  Industria Macchine Automatiche S.p.A. ..............................            48,611
        172,582  Intesa Sanpaolo S.p.A. .............................................           380,057
         55,272  Iren S.p.A .........................................................            89,738
         42,374  Poste Italiane S.p.A. (c) ..........................................           265,994
         11,334  Snam S.p.A. ........................................................            43,067
          9,355  Terna Rete Elettrica Nazionale S.p.A ...............................            40,980
                                                                                       ----------------
                                                                                                967,521
                                                                                       ----------------

                 JAPAN - 20.6%
         15,800  Alfresa Holdings Corp. .............................................           259,578
         18,400  Amada Holdings Co., Ltd. ...........................................           216,576
         82,000  Aozora Bank Ltd. ...................................................           299,212
         50,000  Asahi Glass Co., Ltd. ..............................................           371,978
         11,400  Calbee, Inc. .......................................................           371,048
         17,800  Chubu Electric Power Co., Inc. .....................................           236,944
         23,000  Dai Nippon Printing Co., Ltd. ......................................           234,054
         55,000  Daiwa Securities Group, Inc. .......................................           352,427
         12,300  Electric Power Development Co., Ltd. ...............................           285,740
          9,800  Fuji Heavy Industries Ltd. .........................................           394,048
            900  FUJIFILM Holdings Corp. ............................................            34,873
          8,200  Haseko Corp. .......................................................            90,490
         22,000  Hitachi Ltd. .......................................................           126,182
         13,300  Honda Motor Co., Ltd. ..............................................           398,965
         24,500  Inpex Corp. ........................................................           240,964
          8,500  Itochu Techno-Solutions Corp. ......................................           228,478
          6,200  Japan Airlines Co., Ltd. ...........................................           197,789
          7,400  Japan Petroleum Exploration Co., Ltd. ..............................           166,338
         17,800  Japan Tobacco, Inc. ................................................           573,838
         13,100  JFE Holdings, Inc. .................................................           229,955
         49,000  Kajima Corp. .......................................................           341,537
         23,600  Kansai Electric Power (The) Co., Inc. (b)...........................           251,760
          9,600  Konami Holdings Corp. ..............................................           384,306
          5,700  Kyocera Corp. ......................................................           297,040
         26,800  Matsui Securities Co., Ltd. ........................................           229,999


                        See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC DEVELOPED INTERNATIONAL ETF (RFDI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)

                 JAPAN (CONTINUED)
         17,400  Mazda Motor Corp. ..................................................  $        257,047
         12,000  Medipal Holdings Corp. .............................................           194,385
          3,700  Miraca Holdings, Inc. ..............................................           169,090
          7,100  Mitsubishi Chemical Holdings Corp. .................................            49,658
         23,000  Mitsubishi Estate Co., Ltd. ........................................           440,506
         82,000  Mitsubishi Heavy Industries Ltd. ...................................           369,585
         42,500  Mitsubishi Motors Corp. ............................................           230,737
          2,200  Mitsubishi Paper Mills Ltd. (b) ....................................            15,315
         67,000  Mitsubishi Steel Manufacturing Co., Ltd. ...........................           153,095
         13,600  Mitsubishi UFJ Financial Group, Inc. ...............................            88,037
         89,000  Mitsui OSK Lines Ltd. ..............................................           283,766
         34,900  NHK Spring Co., Ltd. ...............................................           351,751
          3,100  Nippon Steel & Sumitomo Metal Corp. ................................            75,132
         10,100  NOK Corp. ..........................................................           205,023
         13,500  Nomura Real Estate Holdings, Inc. ..................................           232,552
          6,000  NTT Data Corp. .....................................................           302,896
         37,200  Obayashi Corp. .....................................................           354,505
          6,800  Omron Corp. ........................................................           279,143
          3,800  Oracle Corp. .......................................................           212,700
         36,300  Panasonic Corp. ....................................................           378,882
          7,400  Sankyo Co., Ltd. ...................................................           247,409
         11,700  Sanrio Co., Ltd. ...................................................           229,834
         19,400  Sega Sammy Holdings, Inc. ..........................................           305,149
         11,100  Seiko Epson Corp. ..................................................           229,157
         39,000  Shimizu Corp. ......................................................           358,879
         16,400  Sony Corp. .........................................................           497,185
         16,600  Sony Financial Holdings, Inc. ......................................           279,779
          9,000  Sumitomo Chemical Co., Ltd. ........................................            48,065
         25,300  Sumitomo Electric Industries Ltd. ..................................           369,159
         37,000  Sumitomo Heavy Industries Ltd. .....................................           254,946
          5,100  Sumitomo Mitsui Financial Group, Inc. ..............................           201,046
            900  Sumitomo Mitsui Trust Holdings, Inc. ...............................            33,733
         22,000  Sumitomo Osaka Cement Co., Ltd. ....................................            88,655
            900  Suntory Beverage & Food Ltd. .......................................            38,221
          6,500  Suzuken Co., Ltd. ..................................................           214,729
          7,300  Suzuki Motor Corp. .................................................           282,470
         40,600  TOC Co., Ltd. ......................................................           321,103
         26,000  Toho Gas Co., Ltd. .................................................           194,119
          8,500  Tohoku Electric Power Co., Inc. ....................................           103,587
         30,500  Tokyo Electric Power Co., Holdings, Inc. (b)........................           116,965
         25,000  Toppan Printing Co., Ltd. ..........................................           245,550
          9,700  Toyoda Gosei Co., Ltd. .............................................           233,759
          6,300  Toyota Industries Corp. ............................................           304,650
         12,400  Yaskawa Electric Corp. .............................................           224,147
         12,500  Yokohama Rubber (The) Co., Ltd. ....................................           220,197
                                                                                       ----------------
                                                                                             17,100,417
                                                                                       ----------------


                        See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC DEVELOPED INTERNATIONAL ETF (RFDI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)

                 JERSEY - 0.2%
          3,871  Experian PLC .......................................................  $         74,458
          1,334  Wolseley PLC .......................................................            82,348
                                                                                       ----------------
                                                                                                156,806
                                                                                       ----------------

                 MALAYSIA - 0.3%
         26,900  British American Tobacco Malaysia Bhd ..............................           281,419
                                                                                       ----------------

                 NETHERLANDS - 4.6%
          2,882  ASML Holding N.V. ..................................................           349,690
          4,241  BE Semiconductor Industries N.V. ...................................           153,002
         10,603  ING Groep N.V. .....................................................           151,659
         21,783  Koninklijke Philips N.V. ...........................................           638,073
          7,607  Koninklijke Vopak N.V. .............................................           326,130
         15,127  NN Group N.V. ......................................................           534,468
         36,889  RELX N.V. ..........................................................           622,213
         12,247  Unilever N.V. ......................................................           494,386
         13,640  Wolters Kluwer N.V. ................................................           520,580
                                                                                       ----------------
                                                                                              3,790,201
                                                                                       ----------------

                 NORWAY - 1.5%
         14,164  DNB ASA ............................................................           236,294
         40,297  Entra ASA (c).......................................................           434,822
         93,533  Norsk Hydro ASA ....................................................           532,867
                                                                                       ----------------
                                                                                              1,203,983
                                                                                       ----------------

                 PORTUGAL - 0.1%
         19,756  EDP - Energias de Portugal S.A. ....................................            57,326
         21,526  Redes Energeticas Nacionais SGPS S.A. ..............................            59,209
                                                                                       ----------------
                                                                                                116,535
                                                                                       ----------------

                 SINGAPORE - 1.3%
         14,600  DBS Group Holdings Ltd. ............................................           196,518
         75,000  Keppel Corp., Ltd. .................................................           328,343
        124,300  StarHub Ltd. .......................................................           261,944
         21,300  United Overseas Bank Ltd. ..........................................           316,171
                                                                                       ----------------
                                                                                              1,102,976
                                                                                       ----------------

                 SPAIN - 6.4%
         12,164  ACS Actividades de Construccion y Servicios S.A. ...................           373,972
          4,595  Aena S.A. (c).......................................................           666,417
          1,765  Amadeus IT Group S.A. ..............................................            81,443
        200,094  Banco Bilbao Vizcaya Argentaria S.A. ...............................         1,355,409
        304,197  Banco Santander S.A. ...............................................         1,690,832
         11,434  Endesa S.A. ........................................................           235,072
          3,784  Gas Natural SDG S.A. ...............................................            72,792
         17,381  Iberdrola S.A. .....................................................           109,462
          6,109  Indra Sistemas S.A. (b).............................................            67,167
          4,486  Industria de Diseno Textil S.A. ....................................           147,870
        138,689  Pharma Mar S.A. (b) ................................................           450,641


                        See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC DEVELOPED INTERNATIONAL ETF (RFDI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)

                 SPAIN (CONTINUED)
          7,576  Prosegur Cia de Seguridad S.A. .....................................  $         47,598
                                                                                       ----------------
                                                                                              5,298,675
                                                                                       ----------------

                 SWEDEN - 5.1%
         22,446  Boliden AB .........................................................           654,614
         31,380  Getinge AB, Class B ................................................           507,269
          2,161  Holmen AB, Class B .................................................            78,983
         15,645  ICA Gruppen AB .....................................................           511,001
          6,015  Indutrade AB .......................................................           121,921
         33,816  Nordea Bank AB .....................................................           408,633
          8,645  Peab AB ............................................................            70,814
         12,092  Ratos AB, Class B ..................................................            65,180
         52,477  Sandvik AB .........................................................           707,924
          4,145  Swedbank AB, Class A ...............................................           104,773
         12,329  Swedish Match AB ...................................................           401,142
        144,839  Telia Co., AB ......................................................           587,331
                                                                                       ----------------
                                                                                              4,219,585
                                                                                       ----------------

                 SWITZERLAND - 8.1%
          1,160  Cembra Money Bank AG ...............................................            87,391
            747  Galenica AG ........................................................           816,789
         12,172  Nestle S.A. ........................................................           889,329
          2,399  Roche Holding AG ...................................................           564,870
            195  SGS S.A. ...........................................................           412,248
            116  Sika AG ............................................................           607,812
          8,525  Sonova Holding AG ..................................................         1,123,400
          5,805  Swiss Prime Site AG ................................................           482,797
          9,405  Swiss Re AG ........................................................           875,348
            135  Swisscom AG ........................................................            59,345
         47,987  UBS Group AG .......................................................           774,445
                                                                                       ----------------
                                                                                              6,693,774
                                                                                       ----------------

                 UNITED KINGDOM - 14.4%
         36,703  Aggreko PLC ........................................................           464,956
         15,420  Associated British Foods PLC .......................................           462,845
         88,826  Barratt Developments PLC ...........................................           533,797
          6,326  Bodycote PLC .......................................................            53,001
         46,383  BP PLC .............................................................           275,907
         24,588  British American Tobacco PLC .......................................         1,515,499
        148,017  BT Group PLC .......................................................           565,785
          2,182  Bunzl PLC ..........................................................            57,342
         45,624  Compass Group PLC ..................................................           810,417
         11,848  Diageo PLC .........................................................           328,427
         55,406  HSBC Holdings PLC ..................................................           471,456
         15,097  Imperial Brands PLC ................................................           697,672
         15,872  Intertek Group PLC .................................................           677,280
         27,211  ITV PLC ............................................................            69,558
          1,119  Johnson Matthey PLC ................................................            45,764
        170,564  Legal & General Group PLC ..........................................           504,024


                        See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC DEVELOPED INTERNATIONAL ETF (RFDI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)

                 UNITED KINGDOM (CONTINUED)
         35,217  National Grid PLC ..................................................  $        410,999
         12,499  Persimmon PLC ......................................................           303,311
          7,345  Provident Financial PLC ............................................           251,790
         11,327  Reckitt Benckiser Group PLC ........................................           969,527
          5,362  RELX PLC ...........................................................            95,987
          7,990  Royal Dutch Shell PLC, Class A .....................................           215,854
          5,891  Sage Group (The) PLC ...............................................            45,429
        150,329  Standard Life PLC ..................................................           653,767
         46,197  Tate & Lyle PLC ....................................................           389,666
        165,350  Tesco PLC (b).......................................................           404,788
          6,142  United Utilities Group PLC .........................................            70,853
         21,921  Weir Group (The) PLC ...............................................           552,911
                                                                                       ----------------
                                                                                             11,898,612
                                                                                       ----------------
                 TOTAL COMMON STOCKS ................................................        81,708,105
                 (Cost $79,502,538)                                                    ----------------

REAL ESTATE INVESTMENT TRUSTS (a) - 0.8%

                 BELGIUM - 0.2%
          1,434  Cofinimmo S.A. .....................................................           160,760
                                                                                       ----------------

                 JAPAN - 0.6%
             55  Japan Prime Realty Investment Corp. ................................           220,663
            175  United Urban Investment Corp. ......................................           279,138
                                                                                       ----------------
                                                                                                499,801
                                                                                       ----------------
                 TOTAL REAL ESTATE INVESTMENT TRUSTS ................................           660,561
                 (Cost $663,906)                                                       ----------------

                 TOTAL INVESTMENTS - 99.4% ..........................................        82,368,666
                 (Cost $80,166,444) (d)

                 NET OTHER ASSETS AND LIABILITIES - 0.6% ............................           470,933
                                                                                       ----------------
                 NET ASSETS - 100.0% ................................................  $     82,839,599
                                                                                       ================

-----------------------------

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.

(b)   Non-income producing security.

(c) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such it does not require the additional disclosure required of restricted securities.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,879,474 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $677,252.


                        See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC DEVELOPED INTERNATIONAL ETF (RFDI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)


VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of January 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                   ASSETS TABLE

                                                                                          LEVEL 2      LEVEL 3
                                                     TOTAL           LEVEL 1          SIGNIFICANT    SIGNIFICANT
                                                   VALUE AT          QUOTED            OBSERVABLE   UNOBSERVABLE
                                                   1/31/2017         PRICES                INPUTS      INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks*................................  $    81,708,105  $    81,708,105  $            --  $            --
Real Estate Investment Trusts*................          660,561          660,561               --               --
                                                ---------------  ---------------  ---------------  ---------------
Total Investments.............................  $    82,368,666  $    82,368,666  $            --  $            --
                                                ===============  ===============  ===============  ===============

                                                LIABILITIES TABLE

                                                                                      LEVEL 2          LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                   1/31/2017         PRICES           INPUTS           INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Forward Foreign Currency Contracts**..........  $       (56,522) $       (56,522) $            --  $            --
                                                ===============  ===============  ===============  ===============

*  See Portfolio of Investments for country breakout.
** See the table of Forward Foreign Currency Contracts for contract and currency detail.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2017.

                                   FORWARD FOREIGN CURRENCY CONTRACTS
                            -------------------------------------------------
                                                                 PURCHASE           SALE          UNREALIZED
SETTLEMENT                      AMOUNT           AMOUNT         VALUE AS OF      VALUE AS OF     APPRECIATION/
   DATE      COUNTERPARTY    PURCHASED (a)      SOLD (a)         1/31/2017        1/31/2017     (DEPRECIATION)
----------  --------------  ---------------  ---------------  ---------------  ---------------  ---------------
 02/28/17        BBH        USD   2,800,000  EUR   2,620,521  $     2,800,000  $     2,831,370  $       (31,370)
 02/28/17        BBH        USD   1,840,000  JPY 210,459,200        1,840,000        1,865,152          (25,152)
                                                                                                ---------------
Net unrealized appreciation (depreciation) ...................................................  $       (56,522)
                                                                                                ===============

(a) Please see Currency Exposure Diversification table for currency descriptions.

Counterparty Abbreviations:
      BBH   Brown Brothers Harriman and Co.


                        See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC DEVELOPED INTERNATIONAL ETF (RFDI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)


CURRENCY EXPOSURE                 % OF TOTAL
DIVERSIFICATION                  INVESTMENTS +
------------------------------------------------
EUR                                  31.6%
JPY                                  19.1
GBP                                  14.6
CHF                                   8.1
AUD                                   6.5
USD                                   5.9
SEK                                   5.1
HKD                                   2.9
DKK                                   2.6
NOK                                   1.5
SGD                                   1.4
CAD                                   0.4
MYR                                   0.3
                                    ------
Total                               100.0%
                                    ======

+ The weightings include the impact of currency forwards.


Currency Abbreviations:
    AUD  Australian Dollar
    CAD  Canadian Dollar
    CHF  Swiss Franc
    DKK  Denmark Krone
    EUR  Euro
    GBP  British Pound Sterling
    HKD  HongDKong Dollar
    JPY  Japanese Yen
    MYR  Malaysian Ringgit
    NOK  Norwegian Krone
    SEK  Swedish Krona
    SGD  Singapore Dollar
    USD  United States Dollar


                                  % OF TOTAL
SECTOR ALLOCATION                 INVESTMENTS
------------------------------------------------
Financials                           21.5%
Industrials                          15.9
Consumer Discretionary               11.9
Consumer Staples                     10.5
Materials                             9.9
Health Care                           9.2
Information Technology                6.9
Real Estate                           4.6
Telecommunication Services            3.3
Utilities                             3.3
Energy                                3.0
                                    ------
TOTAL                               100.0%
                                    ======


                        See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC EUROPE ETF (RFEU)
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) - 99.3%

                 AUSTRIA - 3.3%
         11,260  RHI AG .............................................................  $        277,077
         25,881  Telekom Austria AG .................................................           159,473
          6,499  voestalpine AG .....................................................           275,015
                                                                                       ----------------
                                                                                                711,565
                                                                                       ----------------

                 BELGIUM - 2.1%
          1,055  Bekaert S.A. .......................................................            45,669
            611  Proximus S.A. DP ...................................................            17,522
          4,125  UCB S.A. ...........................................................           283,741
          1,679  Umicore S.A. .......................................................            93,886
                                                                                       ----------------
                                                                                                440,818
                                                                                       ----------------

                 DENMARK - 3.8%
             94  AP Moller - Maersk A/S, Class A ....................................           149,833
            898  Danske Bank A/S ....................................................            29,892
            309  Dfds A/S ...........................................................            15,099
          2,484  Genmab A/S (b)......................................................           478,882
          1,916  Vestas Wind Systems A/S ............................................           133,956
                                                                                       ----------------
                                                                                                807,662
                                                                                       ----------------

                 FINLAND - 5.9%
            822  Elisa OYJ ..........................................................            27,712
          4,406  Kemira OYJ .........................................................            55,220
          3,768  Kone OYJ, Class B ..................................................           170,431
          2,036  Metso OYJ ..........................................................            62,551
          5,924  Neste OYJ ..........................................................           206,301
         23,893  Outokumpu OYJ ......................................................           213,433
          4,136  Sampo OYJ, Class A .................................................           191,541
          1,325  Tieto OYJ ..........................................................            36,703
         10,970  UPM-Kymmene OYJ ....................................................           248,684
          2,052  Valmet OYJ .........................................................            32,407
                                                                                       ----------------
                                                                                              1,244,983
                                                                                       ----------------

                 FRANCE - 9.0%
          1,779  Arkema S.A. ........................................................           175,527
          2,461  AXA S.A. ...........................................................            60,359
          1,120  BNP Paribas S.A. ...................................................            71,551
            555  Christian Dior SE ..................................................           119,076
            974  Cie Generale des Etablissements Michelin ...........................           104,491
         18,578  Credit Agricole S.A. ...............................................           245,974
            487  Dassault Systemes SE ...............................................            37,683
          1,783  Edenred ............................................................            38,813
          2,910  Eiffage S.A. .......................................................           209,151
            133  Hermes International ...............................................            57,781
          2,225  Orange S.A. ........................................................            34,407
            951  Publicis Groupe S.A. ...............................................            65,251
          4,898  Societe Generale S.A. ..............................................           239,281
            621  Sodexo S.A. ........................................................            68,612
            216  Thales S.A. ........................................................            20,235
          2,484  TOTAL S.A. .........................................................           125,118


                        See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC EUROPE ETF (RFEU)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)

                 FRANCE (CONTINUED)
          1,342  Valeo S.A. .........................................................  $         81,880
            429  Vinci S.A. .........................................................            30,056
          6,997  Vivendi S.A. .......................................................           127,952
                                                                                       ----------------
                                                                                              1,913,198
                                                                                       ----------------

                 GERMANY - 13.2%
          1,491  adidas AG ..........................................................           234,429
            498  Allianz SE .........................................................            84,294
          4,377  Bayer AG ...........................................................           483,365
            531  Carl Zeiss Meditec AG ..............................................            19,807
          2,769  Covestro AG (c).....................................................           207,715
            835  Deutsche Post AG ...................................................            27,902
         11,721  Deutsche Telekom AG ................................................           204,469
            664  Deutsche Wohnen AG .................................................            21,604
          6,886  FUCHS PETROLUB AG (Preference Shares) ..............................           314,360
            990  GEA Group AG .......................................................            40,867
         10,357  Infineon Technologies AG ...........................................           189,955
          5,020  SAP SE .............................................................           458,618
          1,686  Siemens AG .........................................................           211,579
          4,198  Software AG ........................................................           151,066
          1,046  Volkswagen AG (Preference Shares) ..................................           162,486
                                                                                       ----------------
                                                                                              2,812,516
                                                                                       ----------------

                 ITALY - 1.7%
          9,124  Enel S.p.A. ........................................................            38,058
            281  Industria Macchine Automatiche S.p.A. ..............................            18,610
         66,294  Intesa Sanpaolo S.p.A. .............................................           145,991
         21,232  Iren S.p.A .........................................................            34,472
         16,277  Poste Italiane S.p.A. (c)...........................................           102,175
          4,353  Snam S.p.A. ........................................................            16,541
          3,594  Terna Rete Elettrica Nazionale S.p.A ...............................            15,744
                                                                                       ----------------
                                                                                                371,591
                                                                                       ----------------

                 JERSEY - 0.3%
          1,486  Experian PLC .......................................................            28,583
            512  Wolseley PLC .......................................................            31,606
                                                                                       ----------------
                                                                                                 60,189
                                                                                       ----------------

                 NETHERLANDS - 6.8%
          1,107  ASML Holding N.V. ..................................................           134,319
          1,629  BE Semiconductor Industries N.V. ...................................            58,769
          4,073  ING Groep N.V. .....................................................            58,258
          8,367  Koninklijke Philips N.V. ...........................................           245,088
          2,923  Koninklijke Vopak N.V. .............................................           125,316
          5,811  NN Group N.V. ......................................................           205,314
         14,170  RELX N.V. ..........................................................           239,008
          4,705  Unilever N.V. ......................................................           189,931
          5,240  Wolters Kluwer N.V. ................................................           199,988
                                                                                       ----------------
                                                                                              1,455,991
                                                                                       ----------------


                        See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC EUROPE ETF (RFEU)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)

                 NORWAY - 2.2%
          5,441  DNB ASA ............................................................  $         90,771
         15,479  Entra ASA (c).......................................................           167,025
         35,929  Norsk Hydro ASA ....................................................           204,691
                                                                                       ----------------
                                                                                                462,487
                                                                                       ----------------

                 PORTUGAL - 0.2%
          7,589  EDP - Energias de Portugal S.A. ....................................            22,021
          8,269  Redes Energeticas Nacionais SGPS S.A. ..............................            22,744
                                                                                       ----------------
                                                                                                 44,765
                                                                                       ----------------

                 SPAIN - 9.6%
          4,674  ACS Actividades de Construccion y Servicios S.A. ...................           143,698
          1,765  Aena S.A. (c).......................................................           255,979
            678  Amadeus IT Group S.A. ..............................................            31,285
         76,861  Banco Bilbao Vizcaya Argentaria S.A. ...............................           520,646
        116,851  Banco Santander S.A. ...............................................           649,498
          4,391  Endesa S.A. ........................................................            90,275
          1,454  Gas Natural SDG S.A. ...............................................            27,970
          6,676  Iberdrola S.A. .....................................................            42,044
          2,347  Indra Sistemas S.A. (b).............................................            25,805
          1,723  Industria de Diseno Textil S.A. ....................................            56,795
         53,275  Pharma Mar S.A. (b).................................................           173,106
          2,911  Prosegur Cia de Seguridad S.A. .....................................            18,289
                                                                                       ----------------
                                                                                              2,035,390
                                                                                       ----------------

                 SWEDEN - 7.6%
          8,622  Boliden AB .........................................................           251,452
         12,054  Getinge AB, Class B ................................................           194,857
            830  Holmen AB, Class B .................................................            30,336
          6,009  ICA Gruppen AB .....................................................           196,267
          2,311  Indutrade AB .......................................................            46,843
         12,990  Nordea Bank AB .....................................................           156,971
          3,320  Peab AB ............................................................            27,195
          4,646  Ratos AB, Class B ..................................................            25,044
         20,158  Sandvik AB .........................................................           271,935
          1,591  Swedbank AB, Class A ...............................................            40,216
          4,735  Swedish Match AB ...................................................           154,060
         55,638  Telia Co., AB ......................................................           225,615
                                                                                       ----------------
                                                                                              1,620,791
                                                                                       ----------------

                 SWITZERLAND - 12.1%
            447  Cembra Money Bank AG ...............................................            33,676
            286  Galenica AG ........................................................           312,720
          4,675  Nestle S.A. ........................................................           341,572
            922  Roche Holding AG ...................................................           217,095
             76  SGS S.A. ...........................................................           160,671
             44  Sika AG ............................................................           230,549
          3,274  Sonova Holding AG ..................................................           431,438
          2,231  Swiss Prime Site AG ................................................           185,550
          3,613  Swiss Re AG ........................................................           336,271


                        See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC EUROPE ETF (RFEU)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)

                 SWITZERLAND (CONTINUED)
             53  Swisscom AG ........................................................  $         23,299
         18,434  UBS Group AG .......................................................           297,500
                                                                                       ----------------
                                                                                              2,570,341
                                                                                       ----------------

                 UNITED KINGDOM - 21.5%
         14,099  Aggreko PLC ........................................................           178,607
          5,924  Associated British Foods PLC .......................................           177,814
         34,121  Barratt Developments PLC ...........................................           205,049
          2,430  Bodycote PLC .......................................................            20,359
         17,818  BP PLC .............................................................           105,990
          9,445  British American Tobacco PLC .......................................           582,149
         56,857  BT Group PLC .......................................................           217,332
            839  Bunzl PLC ..........................................................            22,049
         17,525  Compass Group PLC ..................................................           311,296
          4,552  Diageo PLC .........................................................           126,182
         21,284  HSBC Holdings PLC ..................................................           181,108
          5,800  Imperial Brands PLC ................................................           268,033
          6,097  Intertek Group PLC .................................................           260,167
         10,452  ITV PLC ............................................................            26,718
            430  Johnson Matthey PLC ................................................            17,586
         65,520  Legal & General Group PLC ..........................................           193,614
         13,528  National Grid PLC ..................................................           157,878
          4,801  Persimmon PLC ......................................................           116,505
          2,821  Provident Financial PLC ............................................            96,705
          4,352  Reckitt Benckiser Group PLC ........................................           372,506
          2,060  RELX PLC ...........................................................            36,877
          3,069  Royal Dutch Shell PLC, Class A .....................................            82,911
          2,263  Sage Group (The) PLC ...............................................            17,451
         57,747  Standard Life PLC ..................................................           251,136
         17,747  Tate & Lyle PLC ....................................................           149,694
         63,516  Tesco PLC (b).......................................................           155,492
          2,360  United Utilities Group PLC .........................................            27,225
          8,421  Weir Group (The) PLC ...............................................           212,402
                                                                                       ----------------
                                                                                              4,570,835
                                                                                       ----------------
                 TOTAL COMMON STOCKS ................................................        21,123,122
                 (Cost $20,821,733)                                                    ----------------

REAL ESTATE INVESTMENT TRUSTS (a) - 0.3%

                 BELGIUM - 0.3%
            552  Cofinimmo S.A. .....................................................            61,882
                 (Cost $67,576)                                                        ----------------


                        See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC EUROPE ETF (RFEU)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

                                             DESCRIPTION                                    VALUE
                 --------------------------------------------------------------------  ----------------
                 TOTAL INVESTMENTS - 99.6% ..........................................  $     21,185,004
                 (Cost $20,889,309) (d)

                 NET OTHER ASSETS AND LIABILITIES - 0.4% ............................            74,730
                                                                                       ----------------
                 NET ASSETS - 100.0% ................................................  $     21,259,734
                                                                                       ================

-----------------------------

(a) Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.

(b)   Non-income producing security.

(c) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,058,487 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $762,792.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of January 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                  ASSETS TABLE

                                                                                     LEVEL 2           LEVEL 3
                                                     TOTAL           LEVEL 1       SIGNIFICANT       SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                   1/31/2017         PRICES           INPUTS           INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks*................................  $    21,123,122  $    21,123,122  $            --  $            --
Real Estate Investment Trusts*................           61,882           61,882               --               --
                                                ---------------  ---------------  ---------------  ---------------
Total Investments.............................  $    21,185,004  $    21,185,004  $            --  $            --
                                                ===============  ===============  ===============  ===============

                                                LIABILITIES TABLE

                                                                                      LEVEL 2          LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                   1/31/2017         PRICES           INPUTS           INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Forward Foreign Currency Contracts**..........  $       (12,268) $       (12,268) $            --  $            --
                                                ===============  ===============  ===============  ===============

*  See the Portfolio of Investments for country breakout.
** See the Forward Foreign Currency Contracts table for contract and currency detail.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2017.


                        See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC EUROPE ETF (RFEU)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

                                   FORWARD FOREIGN CURRENCY CONTRACTS
                            -------------------------------------------------
                                                                 PURCHASE           SALE          UNREALIZED
SETTLEMENT                      AMOUNT           AMOUNT         VALUE AS OF      VALUE AS OF     APPRECIATION/
   DATE      COUNTERPARTY    PURCHASED (a)      SOLD (a)         1/31/2017        1/31/2017     (DEPRECIATION)
----------  --------------  ---------------  ---------------  ---------------  ---------------  ---------------
 2/28/17         BBH        USD   1,095,000  EUR   1,024,811  $     1,095,000  $     1,107,268  $       (12,268)
                                                                                                ===============

(a) Please see Currency Exposure Diversification table for currency descriptions.

Counterparty Abbreviations:
      BBH   Brown Brothers Harriman & Co.


CURRENCY EXPOSURE                     % OF TOTAL
DIVERSIFICATION                      INVESTMENTS +
----------------------------------------------------
EUR                                      47.2%
GBP                                      21.9
CHF                                      12.1
SEK                                       7.6
USD                                       5.2
DKK                                       3.8
NOK                                       2.2
                                        ------
Total                                   100.0%
                                        ======

+ The weightings include the impact of currency forwards.


Currency Abbreviations:
    CHF  Swiss Franc
    DKK  Danish Krone
    EUR  Euro
    GBP  British Pound Sterling
    NOK  Norwegian Krone
    SEK  Swedish Krona
    USD  United States Dollar


                                      % OF TOTAL
SECTOR ALLOCATION                     INVESTMENTS
----------------------------------------------------
Financials                               20.3%
Industrials                              16.8
Consumer Staples                         12.8
Materials                                12.5
Health Care                              12.2
Consumer Discretionary                    8.2
Information Technology                    5.4
Telecommunication Services                4.3
Energy                                    3.1
Utilities                                 2.3
Real Estate                               2.1
                                        ------
TOTAL                                   100.0%
                                        ======


                        See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC EMERGING MARKETS ETF (RFEM)
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) - 99.4%

                 BERMUDA - 1.1%
        165,000  Nine Dragons Paper Holdings Ltd. ...................................  $        190,968
                                                                                       ----------------

                 BRAZIL - 9.8%
         30,143  Banco do Estado do Rio Grande do Sul S.A. (Preference Shares) ......           150,663
         18,371  BB Seguridade Participacoes S.A. ...................................           162,716
         19,219  BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros ..........           112,773
         29,096  Bradespar S.A. (Preference Shares) .................................           192,059
         17,085  Braskem S.A. (Preference Shares) ...................................           176,429
         20,970  Cielo S.A. .........................................................           176,286
         44,795  JBS S.A. ...........................................................           169,167
         27,037  Kroton Educacional S.A. ............................................           115,918
          9,280  Lojas Renner S.A. ..................................................            70,327
         92,550  Metalurgica Gerdau S.A. (Preference Shares) (b).....................           165,063
         10,855  Telefonica Brasil S.A. (Preference Shares) .........................           160,770
                                                                                       ----------------
                                                                                              1,652,171
                                                                                       ----------------

                 CAYMAN ISLANDS - 9.4%
            769  Baidu, Inc., ADR (b)................................................           134,629
        118,332  Geely Automobile Holdings Ltd. .....................................           140,768
            769  NetEase, Inc., ADR .................................................           195,249
          3,076  New Oriental Education & Technology Group, Inc., ADR (b)............           146,264
         74,500  Shimao Property Holdings Ltd. ......................................           100,244
          2,403  TAL Education Group, ADR (b)........................................           194,619
         21,382  Tencent Holdings Ltd. ..............................................           563,286
          9,229  Vipshop Holdings Ltd., ADR (b)......................................           104,472
                                                                                       ----------------
                                                                                              1,579,531
                                                                                       ----------------

                 CHILE - 0.3%
        309,504  Enel Americas S.A. .................................................            55,356
                                                                                       ----------------

                 CHINA - 12.1%
        643,322  Bank of China Ltd., Class H ........................................           293,516
         25,250  BYD Co., Ltd., Class H .............................................           140,587
        684,322  China Construction Bank Corp., Class H .............................           511,550
         55,500  China Life Insurance Co., Ltd., Class H ............................           154,149
         37,332  China Merchants Bank Co., Ltd., Class H ............................            94,305
         39,332  China Pacific Insurance Group Co., Ltd., Class H ...................           140,926
        245,995  China Petroleum & Chemical Corp., Class H ..........................           196,887
        130,000  China Telecom Corp., Ltd., Class H .................................            61,826
         76,800  Guangzhou R&F Properties Co., Ltd., Class H ........................            98,785
        310,995  Industrial & Commercial Bank of China Ltd., Class H ................           191,594
         33,268  Sinopharm Group Co., Ltd., Class H .................................           152,643
                                                                                       ----------------
                                                                                              2,036,768
                                                                                       ----------------

                 COLOMBIA - 1.3%
         42,081  Almacenes Exito S.A. ...............................................           224,451
                                                                                       ----------------

                 CZECH REPUBLIC - 0.8%
         13,106  O2 Czech Republic A.S. .............................................           135,610
                                                                                       ----------------


                        See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC EMERGING MARKETS ETF (RFEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)

                 EGYPT - 1.0%
         37,236  ElSwedy Electric Co. ...............................................  $        164,664
                                                                                       ----------------

                 INDIA - 9.8%
         37,061  Bharti Airtel Ltd. .................................................           190,371
         47,701  Hindalco Industries Ltd. ...........................................           133,587
         19,749  Hindustan Petroleum Corp., Ltd. ....................................           151,934
          5,008  Housing Development Finance Corp., Ltd. ............................           100,758
          1,547  Maruti Suzuki India Ltd. ...........................................           134,530
         59,444  Oil & Natural Gas Corp., Ltd. ......................................           176,856
         16,308  Reliance Industries Ltd. ...........................................           251,188
         54,179  Sterlite Technologies Ltd. .........................................            99,502
          3,531  Tata Consultancy Services Ltd. .....................................           116,165
         24,507  Tata Motors Ltd. ...................................................           119,835
         25,347  Wipro Ltd. .........................................................           172,006
                                                                                       ----------------
                                                                                              1,646,732
                                                                                       ----------------

                 INDONESIA - 2.1%
         96,516  Bank Central Asia Tbk PT ...........................................           110,593
        493,925  Surya Citra Media Tbk PT ...........................................           104,315
        460,760  Telekomunikasi Indonesia Persero Tbk PT ............................           133,544
                                                                                       ----------------
                                                                                                348,452
                                                                                       ----------------

                 ISRAEL - 2.3%
         30,762  AudioCodes Ltd. (b).................................................           203,029
         36,203  Harel Insurance Investments & Financial Services Ltd. ..............           181,517
                                                                                       ----------------
                                                                                                384,546
                                                                                       ----------------

                 LUXEMBOURG - 1.3%
         11,217  Kernel Holding S.A. ................................................           223,572
                                                                                       ----------------

                 MALAYSIA - 1.1%
         62,800  Tenaga Nasional Bhd ................................................           189,981
                                                                                       ----------------

                 MEXICO - 4.7%
        241,551  America Movil S.A.B. de C.V., Series L .............................           151,972
         91,343  Cemex S.A.B. de C.V. (b)............................................            84,407
         27,967  Grupo Mexico S.A.B. de C.V., Series B ..............................            84,142
         48,951  Grupo Simec S.A.B. de C.V., Series B (b)............................           225,841
         16,361  Grupo Televisa S.A.B. ..............................................            73,098
         51,427  Vitro S.A.B. de C.V. ...............................................           160,297
                                                                                       ----------------
                                                                                                779,757
                                                                                       ----------------

                 PHILIPPINES - 0.4%
        101,000  SM Prime Holdings, Inc. ............................................            60,277
                                                                                       ----------------

                 POLAND - 0.8%
          7,023  Bank Handlowy w Warszawie S.A. .....................................           134,683
                                                                                       ----------------

                 RUSSIA - 0.8%
         27,917  Gazprom PJSC, ADR ..................................................           138,049
                                                                                       ----------------


                        See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC EMERGING MARKETS ETF (RFEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)

                 SOUTH AFRICA - 5.5%
          4,445  Bidvest Group (The) Ltd. ...........................................  $         52,304
         25,985  Coronation Fund Managers Ltd. ......................................           128,643
         57,789  FirstRand Ltd. .....................................................           215,288
            563  Naspers Ltd. .......................................................            89,321
          8,277  Nedbank Group Ltd. .................................................           142,635
         37,178  Sanlam Ltd. ........................................................           179,310
         10,579  Standard Bank Group Ltd. ...........................................           112,989
                                                                                       ----------------
                                                                                                920,490
                                                                                       ----------------

                 SOUTH KOREA - 18.6%
             11  Celltrion, Inc. ....................................................               948
          1,037  CJ Corp. ...........................................................           162,854
          1,539  Coway Co., Ltd. ....................................................           115,879
         23,056  Daeduck Electronics Co. ............................................           164,275
         19,900  Dongkuk Steel Mill Co., Ltd. .......................................           208,915
          5,438  Hanwha Corp. .......................................................           164,717
            930  Hyundai Mobis Co., Ltd. ............................................           193,667
          5,788  KB Financial Group, Inc. ...........................................           234,090
          3,318  Korea Electric Power Corp. .........................................           121,202
          8,523  KT Corp., ADR ......................................................           126,737
            683  Lotte Chemical Corp. ...............................................           221,280
            933  POSCO ..............................................................           217,574
            458  Samsung Electronics Co., Ltd. ......................................           777,587
          5,822  Shinhan Financial Group Co., Ltd. ..................................           229,954
          1,030  SK Holdings Co., Ltd. ..............................................           191,890
                                                                                       ----------------
                                                                                              3,131,569
                                                                                       ----------------

                 TAIWAN - 11.9%
         15,126  Advantech Co., Ltd. ................................................           127,876
         66,175  Cathay Financial Holding Co., Ltd. .................................           100,278
         51,994  Foxconn Technology Co., Ltd. .......................................           145,801
         69,956  Hon Hai Precision Industry Co., Ltd. ...............................           186,796
          5,672  Hotai Motor Co., Ltd. ..............................................            64,779
         28,361  MediaTek, Inc. .....................................................           193,169
          6,617  Nien Made Enterprise Co., Ltd. .....................................            61,745
         39,705  Novatek Microelectronics Corp. .....................................           139,967
         44,432  Realtek Semiconductor Corp. ........................................           154,504
         51,994  Simplo Technology Co., Ltd. ........................................           155,090
        114,388  Taiwan Semiconductor Manufacturing Co., Ltd. .......................           676,928
                                                                                       ----------------
                                                                                              2,006,933
                                                                                       ----------------

                 TURKEY - 4.3%
         29,421  Akbank TAS .........................................................            65,499
         18,217  Anadolu Efes Biracilik Ve Malt Sanayii A.S. ........................           102,355
         18,599  Cimsa Cimento Sanayi VE Tica .......................................            87,544
         27,826  Dogus Otomotiv Servis ve Ticaret A.S. ..............................            65,782
         35,334  Koza Altin Isletmeleri A.S. (b).....................................           166,128
        150,535  Petkim Petrokimya Holding A.S. .....................................           167,964


                        See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC EMERGING MARKETS ETF (RFEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

    SHARES                                   DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)

                 TURKEY (CONTINUED)
         30,332  Turkiye Garanti Bankasi A.S. .......................................  $         66,884
                                                                                       ----------------
                                                                                                722,156
                                                                                       ----------------
                 TOTAL INVESTMENTS - 99.4% ..........................................        16,726,716
                 (Cost $15,809,819) (c)

                 NET OTHER ASSETS AND LIABILITIES - 0.6% ............................            93,077
                                                                                       ----------------
                 NET ASSETS - 100.0% ................................................  $     16,819,793
                                                                                       ================

-----------------------------

(a) Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,020,185 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $103,288.

ADR   American Depositary Receipt

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of January 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                      LEVEL 2          LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                   1/31/2017         PRICES           INPUTS           INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks*................................  $    16,726,716  $    16,726,716  $            --  $            --
                                                ===============  ===============  ===============  ===============

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2017.


                        See Notes to Portfolio of Investments

FIRST TRUST RIVERFRONT DYNAMIC EMERGING MARKETS ETF (RFEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)


CURRENCY EXPOSURE                             % OF TOTAL
DIVERSIFICATION                               INVESTMENTS
-----------------------------------------------------------
HKD                                              18.1%
KRW                                              18.0
TWD                                              12.0
BRL                                               9.9
INR                                               9.8
USD                                               7.4
ZAR                                               5.5
MXN                                               4.7
TRY                                               4.3
PLN                                               2.1
IDR                                               2.1
COP                                               1.4
MYR                                               1.1
ILS                                               1.1
EGP                                               1.0
CZK                                               0.8
PHP                                               0.4
CLP                                               0.3
                                                ------
Total                                           100.0%
                                                ======


Currency Abbreviations:
   BRL   Brazilian Real
   CLP   Chilean Peso
   COP   Colombian Peso
   CZK   Czech Koruna
   EGP   Egyptian Pound
   HKD   Hong Kong Dollar
   IDR   Indonesian Rupiah
   ILS   Israeli Shekel
   INR   Indian Rupee
   KRW   South Korean Won
   MXN   Mexican Peso
   MYR   Malaysian Ringgit
   PHP   Philippine Peso
   PLN   Polish Zloty
   TRY   Turkish Lira
   TWD   New Taiwan Dollar
   USD   United States Dollar
   ZAR   South African Rand


                                              % OF TOTAL
SECTOR ALLOCATION                             INVESTMENTS
-----------------------------------------------------------
Information Technology                           26.2%
Financials                                       22.8
Materials                                        14.8
Consumer Discretionary                           11.6
Telecommunication Services                        5.7
Energy                                            5.5
Industrials                                       4.4
Consumer Staples                                  4.3
Utilities                                         2.2
Real Estate                                       1.6
Health Care                                       0.9
                                                ------
Total                                           100.0%
                                                ======


                        See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                      FIRST TRUST EXCHANGE TRADED FUND III
                          JANUARY 31, 2017 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund III (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of ten funds. This report covers the following funds (each a "Fund" and collectively, the "Funds"), which are each a non-diversified series of the Trust:

        First Trust RiverFront Dynamic Asia Pacific ETF - (The Nasdaq Stock
           Market LLC ("Nasdaq") ticker "RFAP")

        First Trust RiverFront Dynamic Developed International ETF - (Nasdaq ticker "RFDI")

        First Trust RiverFront Dynamic Europe ETF - (Nasdaq ticker "RFEU")

        First Trust RiverFront Dynamic Emerging Markets ETF - (Nasdaq ticker
           "RFEM")

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks, real estate investment trusts, and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Forward foreign currency contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by a third-party pricing service or by certain independent dealers in such contracts.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended), for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

                      FIRST TRUST EXCHANGE TRADED FUND III
                          JANUARY 31, 2017 (UNAUDITED)


      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

Because foreign markets may be open on different days than the day during which investors transact in the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of January 31, 2017, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FORWARD FOREIGN CURRENCY CONTRACTS

The Funds are subject to foreign currency risk in the normal course of pursuing their investment objectives. Forward foreign currency contracts are agreements between two parties ("Counterparties") to exchange one currency for another at a future date and at a specified price. The Funds use forward foreign currency contracts to facilitate transactions in foreign securities and to manage foreign currency exposure. These contracts are valued daily, and each Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included on the Forward Foreign Currency Contracts table in the Portfolio of Investments.

                      FIRST TRUST EXCHANGE TRADED FUND III
                          JANUARY 31, 2017 (UNAUDITED)


Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency, securities values and interest rates. Due to the risks, the Funds could incur losses in excess of the net unrealized value shown on the Forward Foreign Currency Contracts table in each Fund's Portfolio of Investments. In the event of default by the Counterparty, a Fund will provide notice to the Counterparty of the Fund's intent to convert the currency held by the Fund into the currency that the Counterparty agreed to exchange with that Fund. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Funds may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Funds may obtain only limited recovery or may obtain no recovery in such circumstances.

D. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.

                           3. DERIVATIVE TRANSACTIONS

For the fiscal year-to-date period (November 1, 2016 through January 31, 2017), the notional values of forward foreign currency contracts opened and closed were as follows:

               Opened             Closed
           ---------------    ---------------
RFAP       $     3,039,219    $     2,521,019
RFDI            37,990,870         40,250,870
RFEU            22,010,433         30,860,433

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          First Trust Exchange-Traded Fund III
                ------------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: March 20, 2017
     ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: March 20, 2017
     ----------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: March 20, 2017
     ----------------

* Print the name and title of each signing officer under his or her signature.